UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.5%
California Finance Authority RB (Sharp Chula Medical Center Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.42%, 8/05/16 (a)	$3,300	$3,300,000
California GO Series 2005A-3 VRDN (Mizuho Bank Ltd. LOC), 0.44%, 8/05/16 (a)	3,000	3,000,000
California GO Series B1 VRDN (Mizuho Bank Ltd.LOC), 0.42%, 8/05/16 (a)	2,000	2,000,000
California GO VRDN (Citibank N.A. LOC), 0.32%, 8/01/16 (a)	1,500	1,500,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009B VRDN (US Bank N.A. LOC), 0.43%, 8/05/16 (a)	1,500	1,500,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.59%, 2/24/17 (a)	3,000	3,000,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.54%, 8/05/16 (a)(b)(c)	3,690	3,690,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0432 VRDN (Bank of America N.A. SBPA), 0.45%, 8/05/16 (a)(b)(c)	4,000	4,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.36%, 8/01/16 (a)	4,485	4,485,000
California Municipal Finance Authority RB (Chevron USA Inc. Project) Series 2010A VRDN, 0.29%, 8/01/16 (a)	3,675	3,675,000
California Municipal Finance Authority RB (Chevron USA Inc. Project) Series 2010A VRDN (Chevron Corporaton), 0.26%, 8/01/16 (a)	2,980	2,980,000
California Municipal Finance Authority RB (Copper Square Apartments LP Project) Series A-1 VRDN (Federal Home Loan Bank LOC), 0.44%, 8/05/16 (a)	750	750,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd.LOC), 0.41%, 8/01/16 (a)	2,600	2,600,000
California RB VRDN (State Street Bank & Trust Co. LOC), 0.32%, 8/01/16 (a)	2,800	2,800,000
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project ) Series 2008C VRDN (Northern Trust Company LOC), 0.41%, 8/05/16 (a)	7,800	7,800,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. Liquidity Facility), 0.46%, 8/05/16 (a)(b)(c)	800	800,000
City & County of San Francisco RB (Moscone Center Improvements Project) Series 2013A MB, 5.00%, 9/01/16	1,000	1,003,713
Desert Community College District GO Series 2016 MB, 2.00%, 8/01/16	300	300,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	400	400,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 8/05/16 (a)	2,300	2,300,000

Municipal Bonds	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB Series 2008A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 8/05/16 (a)	$2,200	$2,200,000
Eastern Municipal Water District RB MB, 0.61%, 3/13/17	1,000	1,000,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 8/05/16 (a)	3,000	3,000,000
El Camino Community College GO Series 2016 MB, 2.00%, 8/01/16	2,505	2,505,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.54%, 8/05/16 (a)(b)(c)	7,100	7,100,000
Fresno Unified School District GO Series 2015E MB, 2.00%, 8/01/16	2,190	2,190,000
Kern County RB Series 2016-17 TRAN, 3.00%, 6/30/17	1,000	1,021,109
Los Angeles County GO Series 2016-17 TRAN, 3.00%, 6/30/17	1,000	1,021,114
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C VRDN (Fannie Mae Guaranty Liquidity Facility), 0.43%, 8/05/16 (a)	2,199	2,199,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.28%, 8/01/16 (a)	2,000	2,000,000
Manteca Unified School District GO Series 2015A MB, 4.00%, 8/01/16	1,865	1,865,000
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.40%, 8/05/16 (a)	1,800	1,800,000
Orange County RB Series 2016A VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.44%, 8/05/16 (a)	900	900,000
Otay Water District RB Series 2016 MB, 2.00%, 9/01/16	1,200	1,201,524
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.47%, 8/05/16 (a)(b)(c)	1,300	1,300,000
Regents of the University of California Medical Center Pooled Revenue RB Series 2007B-1 VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 8/01/16 (a)	4,000	4,000,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	1,500	1,531,521
Riverside County Transportation Commission RB Series 2016-XF2297 VRDN (Citibank N.A. SBPA), 0.46%, 8/05/16 (a)(b)	1,675	1,675,000
San Benito High School District GO Series 2015 MB, 4.00%, 8/01/16	300	300,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.43%, 8/05/16 (a)	2,500	2,500,000
San Diego County Water Authority RB Series TECP, 0.44%, 8/03/16	5,000	5,000,000
San Jose Unified School District GO Series 2016 MB, 2.00%, 8/01/16	690	690,000
San Rafael Redevelopment Agency RB Series 2001A VRDN (Citibank N.A. LOC), 0.45%, 8/05/16 (a)	1,500	1,500,000
University of California RB Series 2013AL-4 VRDN, 0.40%, 8/05/16 (a)	500	500,000
University of California RB Series AL-1 VRDN, 0.41%, 8/05/16 (a)	3,000	3,000,000
University of California RB Series AL-3 VRDN, 0.44%, 8/05/16 (a)	3,360	3,360,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (concluded)	California Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.43%, 8/05/16 (a)	$4,700	$4,700,000
Total Municipal Bonds — 95.5%		111,942,981

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 4.3%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	$5,000	$5,000,000
Total Investments (Cost — $116,942,981*) — 99.8%		116,942,981
Other Assets Less Liabilities — 0.2%		196,062

Net Assets — 100.0%		$117,139,043

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$116,942,981	—	$116,942,981

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $56,374 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds, 0.55%, 8/16/16	$3,000	$3,000,092
Federal Farm Credit Bank Discount Notes: (a)
0.42%, 8/12/16	13,000	12,997,537
0.30%, 8/22/16	34,100	34,094,033
0.27%, 8/29/16	30,755	30,748,541
0.45%, 9/13/16	10,000	9,993,789
0.46%, 12/16/16	8,985	8,969,271
0.44%, 1/10/17	31,085	31,023,452
0.50%, 1/13/17	4,685	4,674,264
0.60%, 1/20/17	30,775	30,686,778
0.56%, 2/09/17	2,125	2,118,653
0.55%, 2/10/17	25,810	25,735,221
0.55%, 2/10/17	1,160	1,156,639
0.50%, 2/17/17	7,490	7,469,194
0.54%, 3/07/17	11,790	11,751,447
0.50%, 3/16/17	23,710	23,635,248
0.59%, 3/30/17	36,090	35,947,455
0.57%, 4/21/17	15,000	14,937,537
0.64%, 6/08/17	18,070	17,970,093
Federal Farm Credit Bank Variable Rate Notes: (b)
0.51%, 8/26/16	1,970	1,970,034
0.51%, 9/12/16	11,607	11,607,476
0.50%, 9/14/16	20,539	20,539,685
0.44%, 10/03/16	6,640	6,639,668
0.49%, 10/03/16	16,800	16,800,675
0.49%, 10/11/16	9,595	9,595,286
0.50%, 10/11/16	800	800,017
0.47%, 10/20/16	30,000	29,998,357
0.47%, 11/10/16	10,000	9,999,721
0.49%, 11/14/16	5,984	5,984,009
0.50%, 11/29/16	785	785,053
0.57%, 12/06/16	3,090	3,091,064
0.57%, 12/16/16	3,047	3,047,000
0.52%, 12/28/16	14,945	14,948,108
0.50%, 1/03/17	24,065	24,066,683
0.53%, 1/17/17	6,515	6,517,022
0.47%, 1/24/17	15,680	15,679,657
0.48%, 2/06/17	46,409	46,413,773
0.52%, 2/13/17	4,115	4,116,209
0.49%, 2/23/17	8,599	8,599,397
0.55%, 2/27/17	16,434	16,440,343
0.47%, 3/02/17	40,745	40,748,709
0.50%, 3/16/17	17,699	17,694,574
0.46%, 3/20/17	61,750	61,747,204
0.53%, 3/24/17	1,500	1,500,395
0.52%, 3/29/17	12,700	12,704,589
0.46%, 4/04/17	30,300	30,298,951
0.53%, 4/17/17	30,258	30,273,352
0.52%, 4/26/17	4,980	4,977,907
0.53%, 5/24/17	1,155	1,154,124
0.50%, 6/05/17	39,835	39,824,142

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Variable Rate Notes: (continued) (b)
0.48%, 6/15/17	$30,000	$29,994,683
0.52%, 6/20/17	28,085	28,096,322
0.46%, 7/13/17	39,125	39,121,248
0.51%, 7/14/17	10,000	10,004,814
0.51%, 8/04/17	2,055	2,054,383
0.54%, 8/29/17	250	249,675
0.49%, 10/13/17	16,675	16,654,855
0.51%, 11/13/17	5,940	5,934,134
0.60%, 12/04/17	3,000	3,000,000
0.51%, 12/08/17	1,880	1,876,787
0.51%, 1/02/18	658	656,872
Federal Home Loan Bank Bonds:
0.41%, 8/05/16	8,190	8,189,931
0.46%, 8/19/16	44,475	44,474,222
0.47%, 8/26/16	5,435	5,434,781
0.49%, 8/26/16	25,465	25,464,729
1.36%, 9/06/16	800	800,644
2.00%, 9/09/16	8,480	8,492,822
3.75%, 9/09/16	4,165	4,179,029
0.53%, 9/16/16	7,745	7,744,980
4.88%, 5/17/17	16,135	16,663,234
Federal Home Loan Bank Discount Notes: (a)
0.15%, 8/01/16	23,899	23,899,000
0.42%, 8/10/16	43,000	42,994,733
0.49%, 8/10/16	15,000	14,998,163
0.39%, 8/17/16	2,810	2,809,500
0.44%, 8/19/16	39,795	39,785,250
0.45%, 8/24/16	24,465	24,457,542
0.46%, 8/24/16	23,350	23,342,882
0.48%, 8/24/16	15,000	14,995,427
0.49%, 8/24/16	54,000	53,983,539
0.49%, 8/26/16	15,094	15,088,822
0.45%, 9/02/16	30,060	30,047,567
0.46%, 9/02/16	11,180	11,175,376
0.49%, 9/02/16	15,000	14,993,796
0.51%, 9/09/16	26,396	26,381,130
0.49%, 9/14/16	5,000	4,996,531
0.57%, 9/14/16	29,520	29,499,518
0.51%, 9/23/16	1,000	999,367
0.49%, 9/28/16	5,350	5,345,776
0.40%, 10/03/16	120,000	119,916,000
0.35%, 10/19/16	20,700	20,684,328
0.36%, 10/28/16	200,000	199,824,000
Federal Home Loan Bank Variable Rate Notes: (b)
0.48%, 11/21/16	13,500	13,500,000
0.61%, 11/25/16	5,000	5,000,000
0.61%, 1/06/17	6,000	6,000,000
0.43%, 1/09/17	78,910	78,909,087
0.59%, 1/17/17	5,000	5,000,092
0.50%, 2/10/17	5,000	4,999,580
0.45%, 2/14/17	585	585,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue	TAN	Tax Anticipation Notes
	Corp.	IDRB	Industrial Development Revenue		Bonds	TRAN	Tax and Revenue Anticipation
AGO	Assured Guaranty Ltd		Bonds	PUTTERS	Puttable Tax-Exempt Receipts		Notes
AMT	Alternative Minimum Tax	ISD	Independent School District	RB	Revenue Bonds	TECP	Tax-Exempt Commercial Paper
	(subject to)	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
BAN	Bond Anticipation Notes	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	MN	Municipal Notes		Agreement
HFA	Housing Finance Agency

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (concluded)	Federal Trust Fund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (continued) (b)
0.52%, 3/28/17	$3,000	$2,999,460
0.50%, 4/21/17	22,715	22,709,228
0.64%, 7/26/17	22,840	22,840,000
0.49%, 8/17/17	28,200	28,200,000
0.64%, 11/02/17	18,495	18,495,000
0.60%, 12/18/17	10,000	10,000,000
Tennessee Valley Authority Discount Notes, 0.29%, 8/02/16 (a)	111,200	111,199,104
Total U.S. Government Sponsored Agency Obligations — 66.2%		2,115,215,371

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.10% - 0.25%, 8/04/16	$222,315	$222,312,732
0.07% - 0.29%, 8/11/16	236,500	236,482,660
0.28%, 8/18/16	583,000	582,924,291
0.21%, 8/25/16	320	319,956
0.48%, 9/01/16	1,620	1,619,330
0.43%, 1/19/17	17,000	16,965,277
U.S. Treasury Notes: (b)
0.49%, 10/31/17	3,000	2,998,183
0.59%, 1/31/18	5,005	5,003,428
Total U.S. Treasury Obligations — 33.5%		1,068,625,857
Total Investments (Cost — $3,183,841,228*) — 99.7%		3,183,841,228
Other Assets Less Liabilities — 0.3%		9,496,395

Net Assets — 100.0%		$3,193,337,623

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,183,841,228	—	$3,183,841,228

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $28,273,724 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Benchmark Notes:
0.63%, 8/26/16	$6,455	$6,455,581
5.38%, 6/12/17	187,139	194,603,410
Fannie Mae Bonds:
0.75%, 3/14/17	20,000	20,032,546
5.00%, 5/11/17	129,711	134,038,974
Fannie Mae Discount Notes: (a)
0.43%, 10/05/16	233,850	233,668,441
0.52%, 12/16/16	127,970	127,716,762
0.52%, 1/03/17	40,093	40,003,236
0.53%, 1/05/17	197,510	197,053,478
0.44%, 2/14/17	98,225	97,988,496
Fannie Mae Variable Rate Notes: (b)
0.50%, 8/15/16	8,952	8,952,051
0.51%, 8/26/16	1,935	1,935,017
0.59%, 10/21/16	50,000	49,999,593
0.51%, 1/26/17	13,907	13,905,294
0.49%, 8/16/17	25,000	24,997,369
0.48%, 10/05/17	730	729,221
0.60%, 12/20/17	171,735	171,753,402
0.64%, 1/11/18	42,000	42,000,000
Federal Farm Credit Bank Bonds, 5.13%, 8/25/16	3,514	3,524,638
Federal Farm Credit Bank Discount Notes: (a)
0.49%, 8/02/16	7,003	7,002,903
0.48%, 8/03/16	7,146	7,145,805
0.49%, 8/05/16	8,000	7,999,556
0.48%, 8/08/16	12,763	12,761,784
0.42%, 8/12/16	6,900	6,899,093
0.46%, 8/19/16	7,099	7,097,332
0.45%, 9/13/16	78,295	78,252,916
0.45%, 10/21/16	40,000	39,959,500
0.42%, 10/24/16	50,000	49,951,000
0.44%, 1/23/17	40,445	40,358,493
0.56%, 2/09/17	94,620	94,337,402
0.55%, 2/10/17	42,345	42,220,141
0.58%, 6/23/17	84,055	83,613,524
Federal Farm Credit Bank Variable Rate Notes: (b)
0.45%, 8/01/16	20,000	20,000,000
0.46%, 8/12/16	75,000	74,999,834
0.51%, 8/26/16	530	530,009
0.46%, 9/06/16	5,065	5,064,964
0.46%, 9/09/16	80,000	79,999,412
0.51%, 9/12/16	3,643	3,643,134
0.50%, 9/14/16	5,800	5,800,189
0.44%, 10/03/16	11,935	11,934,297
0.49%, 10/03/16	3,045	3,045,089
0.49%, 10/11/16	2,105	2,105,072
0.49%, 11/14/16	2,295	2,295,001
0.50%, 11/29/16	215	215,015
0.47%, 12/01/16	8,618	8,618,011
0.57%, 12/06/16	1,855	1,855,593
0.57%, 12/16/16	182,015	182,015,000
0.52%, 12/28/16	4,055	4,055,843
0.50%, 1/03/17	6,950	6,950,485
0.53%, 1/17/17	2,430	2,430,681
0.47%, 1/24/17	4,320	4,319,906
0.48%, 2/06/17	7,866	7,867,318
0.52%, 2/13/17	885	885,286
0.49%, 2/23/17	1,701	1,701,098
0.55%, 2/27/17	1,680	1,680,378
0.47%, 3/02/17	10,845	10,845,919
0.50%, 3/16/17	7,558	7,556,110
0.46%, 3/20/17	16,995	16,994,231
0.46%, 4/04/17	9,700	9,699,664
0.53%, 4/17/17	3,442	3,443,672
0.62%, 4/24/17	112,000	111,995,731

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Variable Rate Notes: (b) (continued)
0.52%, 4/26/17	$2,730	$2,729,207
0.50%, 5/08/17	205	204,784
0.53%, 5/24/17	440	439,663
0.50%, 6/05/17	17,130	17,125,395
0.54%, 6/19/17	50,000	49,998,681
0.52%, 6/20/17	9,805	9,808,953
0.46%, 7/13/17	10,875	10,873,957
0.51%, 7/19/17	200,000	199,991,793
0.53%, 7/20/17	78,410	78,406,744
0.51%, 8/04/17	845	844,746
0.54%, 8/29/17	100	99,870
0.51%, 9/05/17	282,565	282,533,162
0.60%, 9/21/17	45,000	45,000,000
0.49%, 10/13/17	5,775	5,768,023
0.53%, 11/06/17	835	834,207
0.51%, 11/13/17	2,265	2,262,953
0.60%, 12/04/17	97,000	97,000,000
0.51%, 12/08/17	740	738,735
0.51%, 1/02/18	259	258,556
0.65%, 4/04/18	158,970	158,949,030
Federal Home Loan Bank Bonds:
0.46%, 8/19/16	30,590	30,589,465
0.47%, 8/26/16	1,410	1,409,943
0.49%, 8/26/16	9,820	9,819,895
3.75%, 9/09/16	1,785	1,791,013
0.43%, 1/11/17	50,000	49,986,475
0.49%, 2/01/17	127,265	127,248,358
1.00%, 6/21/17	29,965	30,068,814
Federal Home Loan Bank Discount Notes: (a)
0.42%, 8/10/16	73,760	73,751,962
0.45%, 8/10/16	44,925	44,920,104
0.48%, 8/10/16	10,000	9,998,910
0.44%, 8/12/16	26,959	26,955,322
0.46%, 8/12/16	10,000	9,998,636
0.45%, 8/18/16	44,760	44,750,489
0.44%, 8/19/16	99,040	99,017,653
0.48%, 8/19/16	30,780	30,773,055
0.55%, 8/22/16	75,000	74,977,031
0.45%, 8/22/16	25,000	24,992,344
0.45%, 8/24/16	111,030	110,997,626
0.49%, 8/24/16	371,115	371,006,792
0.46%, 9/02/16	433,330	433,153,728
0.45%, 9/02/16	162,190	162,124,024
0.49%, 9/02/16	5,000	4,997,966
0.49%, 9/06/16	50,000	49,975,500
0.49%, 9/08/16	75,000	74,961,208
0.51%, 9/09/16	11,855	11,848,322
0.57%, 9/14/16	13,385	13,375,512
0.41%, 9/19/16	195,000	194,891,179
0.51%, 9/21/16	64,000	63,953,851
0.43%, 9/23/16	40,000	39,970,959
0.51%, 9/23/16	150,000	149,891,094
0.40%, 10/03/16	125,000	124,912,500
0.45%, 10/05/16	100,000	99,918,750
0.55%, 11/02/16	180,000	179,744,250
0.45%, 11/14/16	42,280	42,224,754
0.46%, 11/16/16	90,000	89,869,689
0.55%, 11/16/16	50,000	49,927,605
0.55%, 11/18/16	50,000	49,917,493
0.59%, 12/05/16	39,000	38,919,465
0.50%, 12/21/16	176,745	176,396,420
0.42%, 1/06/17	34,680	34,616,073
0.47%, 1/20/17	129,000	128,708,900
0.48%, 1/20/17	55,000	54,875,887
0.48%, 1/25/17	100,000	99,765,639

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	FedFund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (continued)
0.47%, 1/25/17	$50,000	$49,882,819
Federal Home Loan Bank Variable Rate Notes: (b)
0.48%, 11/21/16	70,000	70,000,000
0.61%, 11/25/16	89,500	89,500,000
0.61%, 1/06/17	119,500	119,500,000
0.43%, 1/09/17	23,035	23,034,723
0.47%, 1/10/17	180,665	180,665,000
0.48%, 1/13/17	200,000	200,000,000
0.50%, 2/07/17	204,000	203,983,180
0.49%, 2/13/17	200,000	199,983,736
0.45%, 2/14/17	14,170	14,170,000
0.49%, 2/17/17	50,000	49,995,851
0.49%, 2/17/17	50,000	49,990,952
0.47%, 2/24/17	190,500	190,457,870
0.49%, 3/10/17	62,500	62,500,113
0.58%, 4/05/17	92,095	92,095,000
0.50%, 4/21/17	8,485	8,482,975
0.49%, 4/25/17	25,000	24,993,632
0.52%, 6/15/17	215,400	215,400,000
0.52%, 7/06/17	306,565	306,565,000
0.52%, 7/06/17	145,000	145,000,000
0.52%, 7/07/17	358,500	358,500,000
0.53%, 7/07/17	130,000	129,999,564
0.54%, 7/14/17	78,645	78,645,000
0.54%, 7/24/17	235,935	235,935,000
0.64%, 7/26/17	104,680	104,680,000
0.49%, 8/17/17	9,670	9,670,000
0.57%, 9/13/17	172,980	172,980,000
0.65%, 10/27/17	127,000	126,988,825
0.56%, 10/30/17	100,000	99,997,098
0.64%, 11/02/17	167,680	167,680,000
0.63%, 1/08/18	83,700	83,700,000
0.66%, 1/26/18	95,000	94,992,953
0.66%, 1/26/18	274,000	274,000,000
0.66%, 3/08/18	53,925	53,933,716
Freddie Mac Bonds:
2.00%, 8/25/16	12,754	12,766,331
0.88%, 2/22/17	48,426	48,457,196
Freddie Mac Discount Notes: (a)
0.43%, 8/03/16	50,000	49,998,806
0.47%, 8/05/16	101,505	101,499,677
0.44%, 8/08/16	160,000	159,986,311
0.44%, 9/08/16	128,954	128,894,108
0.48%, 9/09/16	40,000	39,979,200
0.43%, 9/12/16	125,000	124,937,292
0.40%, 9/23/16	30,000	29,982,333
0.40%, 10/17/16	50,000	49,956,848
0.41%, 10/17/16	50,000	49,956,848
0.40%, 1/04/17	3,339	3,333,212
0.44%, 1/18/17	54,505	54,392,555
0.44%, 2/02/17	147,340	147,006,848
Freddie Mac Variable Rate Notes: (b)
0.47%, 9/16/16	50,000	50,000,000
0.48%, 1/13/17	18,000	17,999,171
0.49%, 4/20/17	18,190	18,186,433
0.53%, 4/27/17	125,000	124,981,244
0.62%, 7/21/17	137,000	136,986,331
0.63%, 1/08/18	113,360	113,360,000
0.64%, 1/12/18	100,000	100,000,000
0.68%, 3/08/18	84,000	84,000,000
Total U.S. Government Sponsored Agency Obligations — 48.6%		12,879,930,765

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.51%, 9/15/16	$300,000	$299,808,750
0.61%, 4/27/17	191,700	190,833,383
U.S. Treasury Notes, 0.49%, 10/31/17 (b)	32,363	32,301,340
Total U.S. Treasury Obligations — 2.0%		522,943,473

Repurchase Agreements
Bank of Montreal, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $18,000,465, collateralized by various corporate/debt obligations, 0.13% to 3.88% due from 7/31/17 to 8/15/40, aggregate original par and fair value of $17,636,700 and $18,360,043, respectively)	18,000	18,000,000
Total Value of Bank of Montreal (collateral value of $18,360,043)		18,000,000
Bank of Nova Scotia, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $22,000,605, collateralized by U.S. Treasury obligation, 0.13% due at 4/15/18, original par and fair value of $21,425,700 and $22,440,659, respectively)	22,000	22,000,000
Total Value of Bank of Nova Scotia (collateral value of $22,440,659)		22,000,000
BNP Paribas Securities Corp., 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $229,806,894, collateralized by various U.S. government sponsored agency obligations, 0.03% to 7.52% due from 10/01/18 to 12/31/50, aggregate original par and fair value of $1,354,044,667 and $238,847,634, respectively)	229,800	229,800,000
BNP Paribas Securities Corp., 0.33%, 8/05/16 (Purchased on 7/06/16 to be repurchased at $263,072,325, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 14.05% due from 1/05/17 to 12/31/50, aggregate original par and fair value of $1,613,531,591 and $270,810,104, respectively) (c)	263,000	263,000,000
BNP Paribas Securities Corp., 0.37%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $540,038,850, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 8.50% due from 9/22/16 to 12/31/50, aggregate original par and fair value of $3,873,418,269 and $563,532,251, respectively) (c)	540,000	540,000,000

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.65%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $100,063,194, collateralized by various U.S. government sponsored agency obligations, 1.38% to 7.00% due from 3/01/19 to 7/20/46, aggregate original par and fair value of $641,352,478 and $102,039,047, respectively) (c)	$100,000	$100,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,175,229,036)		1,132,800,000
Citigroup Global Markets, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,000,058, collateralized by various corporate/debt obligations, 4.00% to 4.88% due from 5/17/17 to 8/20/45, aggregate original par and fair value of $2,418,316 and $2,040,000, respectively)	2,000	2,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $2,040,000)		2,000,000
Credit Agricole Corporate & Investment Bank, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $1,323,237,491, collateralized by various U.S. government sponsored agency obligations, 0.75% to 6.75% due from 9/29/17 to 7/01/46, aggregate original par and fair value of $1,710,707,918 and $1,360,005,423, respectively)	1,323,200	1,323,200,000
Credit Agricole Corporate & Investment Bank, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $60,001,550, collateralized by various U.S. Treasury obligations, 1.63% to 3.13% due from 12/31/20 to 8/15/44, aggregate original par and fair value of $56,566,018 and $61,200,008, respectively)	60,000	60,000,000
Credit Agricole Corporate & Investment Bank, 0.33%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $300,019,250, collateralized by U.S. Treasury obligation, 0.13% due at 4/15/18, original par and fair value of $292,160,100 and $306,000,042, respectively)	300,000	300,000,000
Total Value of Credit Agricole Corporate & Investment Bank (collateral value of $1,727,205,473)		1,683,200,000
Goldman Sachs & Co., 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $400,510,680, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.12% due from 4/15/21 to 10/15/49, aggregate original par and fair value of $6,068,002,427 and $428,535,000, respectively)	400,500	400,500,000
Goldman Sachs & Co.,
0.30%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,250, collateralized by various corporate/debt obligations, 0.00% to 0.59% due from 3/21/18 to 11/15/43, aggregate original par and fair value of $70,770,600 and $51,000,053, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.38%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $217,016,034, collateralized by various U.S. government sponsored agency obligations, 3.00% to 3.50% due from 2/20/46 to 6/20/46, aggregate original par and fair value of $215,509,388 and $221,340,000, respectively)	$217,000	$217,000,000
Goldman Sachs & Co., 0.38%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $227,816,832, collateralized by various U.S. government sponsored agency obligations, 3.50% to 18.85% due from 1/15/33 to 7/15/46, aggregate original par and fair value of $362,632,962 and $236,526,354, respectively)	227,800	227,800,000
Total Value of Goldman Sachs & Co. (collateral value of $937,401,407)		895,300,000
HSBC Securities (USA) Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $24,000,660, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.50% due from 7/01/22 to 9/01/42, aggregate original par and fair value of $88,874,538 and $24,722,600, respectively)	24,000	24,000,000
HSBC Securities (USA) Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $295,008,113, collateralized by various U.S. government sponsored agency obligations, 3.00% to 8.00% due from 8/01/22 to 6/01/46, aggregate original par and fair value of $662,986,816 and $303,850,177, respectively) (b)	295,000	295,000,000
HSBC Securities (USA) Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $310,008,008, collateralized by various U.S. Treasury obligations, 1.63% to 2.50% due from 2/15/26 to 2/15/45, original par and fair value of $296,721,000 and $316,200,622, respectively) (b)	310,000	310,000,000
HSBC Securities (USA) Inc., 0.31%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $307,018,505, collateralized by U.S. Treasury obligation, 1.63% due at 2/15/26, original par and fair value of $307,785,000 and $313,140,907, respectively)	307,000	307,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $957,914,306)		936,000,000
JPMorgan Securities LLC, 0.41%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $310,010,592, collateralized by various U.S. government sponsored agency obligations, 1.75% to 10.00% due from 11/15/16 to 12/31/50, aggregate original par and fair value of $2,013,264,677 and $316,985,544, respectively) (b)	310,000	310,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.50%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $500,048,611, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.00% due from 1/01/19 to 8/01/46, aggregate original par and fair value of $727,845,341 and $515,002,494, respectively) (c)	$500,000	$500,000,000
Total Value of JPMorgan Securities LLC (collateral value of $831,988,038)		810,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $1,000,028, collateralized by U.S. Treasury obligation, 0.88% due at 1/15/18, original par and fair value of $1,017,200 and $1,020,082, respectively)	1,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $225,006,188, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 10/31/20 to 11/15/40, aggregate original par and fair value of $214,804,305 and $229,500,031, respectively)	225,000	225,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $4,000,117, collateralized by corporate/debt obligation, 1.27% due at 12/31/50, original par and fair value of $4,335,605 and $4,280,001, respectively)	4,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,375, collateralized by U.S. Treasury obligation, 3.63% due at 2/15/44, original par and fair value of $38,599,100 and $51,000,065, respectively)	50,000	50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.39%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $196,014,863, collateralized by various U.S. government sponsored agency obligations, 0.58% to 6.37% due from 7/15/31 to 12/31/50, aggregate original par and fair value of $4,532,806,438 and $214,124,664, respectively)	196,000	196,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $499,924,843)		476,000,000
Mitsubishi UFJ Securities (USA), Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $200,005,167, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 8.50% due from 8/05/16 to 5/15/45, aggregate original par and fair value of $180,722,400 and $204,000,092, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities (USA), Inc., 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $890,023,733, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 6.28% due from 10/06/16 to 8/01/46, aggregate original par and fair value of $1,571,234,331 and $916,328,244, respectively)	$890,000	$890,000,000
Total Value of Mitsubishi UFJ Securities (USA), Inc. (collateral value of $1,120,328,336)		1,090,000,000
Mizuho Securities USA, Inc., 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,500, collateralized by U.S. Treasury obligation, 0.00% due at 7/20/17, original par and fair value of $51,259,400 and $51,000,027, respectively)	50,000	50,000,000
Mizuho Securities USA, Inc., 0.33%, 8/02/16 (Purchased on 7/28/16 to be repurchased at $225,010,313, collateralized by various U.S. Treasury obligations, 1.75% due from 2/28/22 to 3/31/22, aggregate original par and fair value of $221,609,100 and $229,500,035, respectively)	225,000	225,000,000
Mizuho Securities USA, Inc., 0.37%, 8/15/16 (Purchased on 7/15/16 to be repurchased at $400,127,444, collateralized by various U.S. Treasury obligations, 0.00% to 2.75% due from 3/31/23 to 11/15/44, original par and fair value of $432,057,900 and $408,000,075, respectively) (c)	400,000	400,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $688,500,137)		675,000,000
Morgan Stanley & Co. LLC, 0.29%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $29,000,701, collateralized by various U.S. Treasury obligations, 1.00% to 2.38% due from 5/31/18 to 5/31/21, aggregate original par and fair value of $28,847,800 and $29,580,264, respectively)	29,000	29,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $29,580,264)		29,000,000
PNC Bank N.A., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $122,103,561, collateralized by U.S. government sponsored agency obligation, 3.50% due at 1/01/45, original par and fair value of $192,220,000 and $154,744,367, respectively) (d)	122,100	122,100,000
Total Value of PNC Bank N.A. (collateral value of $154,744,367)		122,100,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $24,588,197, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/33, aggregate original par and fair value of $35,000,000 and $25,079,250, respectively)	$24,588	$24,587,500
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $26,875,761, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/43, aggregate original par and fair value of $50,000,000 and $27,412,500, respectively)	26,875	26,875,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $32,750,928, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/35, aggregate original par and fair value of $50,000,000 and $33,405,000, respectively)	32,750	32,750,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $33,125,939, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/35, aggregate original par and fair value of $50,000,000 and $33,787,500, respectively)	33,125	33,125,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $42,961,217, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/34, aggregate original par and fair value of $64,000,000 and $43,819,520, respectively)	42,960	42,960,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $52,125,227, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/36, aggregate original par and fair value of $80,500,000 and $53,166,225, respectively)	52,124	52,123,750
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $52,388,984, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/37, aggregate original par and fair value of $82,500,000 and $53,435,250, respectively)	52,388	52,387,500
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $67,651,917, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/38, aggregate original par and fair value of $110,000,000 and $69,003,000, respectively)	67,650	67,650,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $69,864,479, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/39, aggregate original par and fair value of $115,000,000 and $71,259,750, respectively)	69,862	69,862,500

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $80,064,768, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/43, aggregate original par and fair value of $150,000,000 and $81,664,500, respectively)	$80,062	$80,062,500
Total Value of Prudential Insurance Company of America (collateral value of $492,032,495)		482,383,750
RBC Capital Markets LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $40,001,067, collateralized by various corporate/debt obligations, 0.00% to 7.46% due from 7/01/31 to 12/31/50, aggregate original par and fair value of $591,923,400 and $42,980,313, respectively)	40,000	40,000,000
RBC Capital Markets LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $7,000,187, collateralized by various corporate/debt obligations, 5.30% to 6.75% due from 12/25/35 to 12/25/40, aggregate original par and fair value of $447,730,838 and $7,490,000, respectively)	7,000	7,000,000
RBC Capital Markets LLC, 0.32%, 8/15/16 (Purchased on 7/15/16 to be repurchased at $300,082,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 21.67% due from 1/07/21 to 7/01/46, aggregate original par and fair value of $2,849,946,875 and $319,333,402, respectively) (c)	300,000	300,000,000
RBC Capital Markets LLC, 0.65%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $525,331,771, collateralized by various corporate/debt obligations, 0.00% to 7.46% due from 6/01/26 to 8/01/46, aggregate original par and fair value of $960,395,249 and $544,003,925, respectively) (c)	525,000	525,000,000
Total Value of RBC Capital Markets LLC (collateral value of $913,807,640)		872,000,000
Societe Generale SA, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $105,002,888, collateralized by various U.S. Treasury obligations, 1.50% to 8.50% due from 2/15/20 to 11/15/43, aggregate original par and fair value of $87,880,400 and $107,100,001, respectively)	105,000	105,000,000
Societe Generale SA, 0.32%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $443,027,564, collateralized by various U.S. Treasury obligations, 0.00% to 7.25% due from 1/31/17 to 5/15/41, aggregate original par and fair value of $417,848,100 and $451,860,008, respectively)	443,000	443,000,000
Societe Generale SA, 0.32%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $465,028,933, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 7/31/16 to 8/15/44, aggregate original par and fair value of $423,082,000 and $474,300,036, respectively)	465,000	465,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	5

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.34%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $582,038,477, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 3/02/17 to 11/15/44, aggregate original par and fair value of $525,839,400 and $593,640,029, respectively)	$582,000	$582,000,000
Total Value of Societe Generale SA (collateral value of $1,626,900,074)		1,595,000,000
TD Securities, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $37,501,094, collateralized by U.S. Treasury obligation, 2.00% due at 7/31/22, original par and fair value of $36,305,500 and $38,250,027, respectively)	37,500	37,500,000
Total Value of TD Securities, Inc. (collateral value of $38,250,027)		37,500,000
Wells Fargo Bank NA, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $100,002,833, collateralized by various U.S. Treasury obligations, 0.88% to 1.50% due from 11/15/17 to 11/30/19, aggregate original par and fair value of $101,002,799 and $102,000,029, respectively) (e)	100,000	100,000,000
Total Value of Wells Fargo Bank NA (collateral value of $102,000,029)		100,000,000
Wells Fargo Securities LLC, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $150,004,250, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 11/15/17 to 2/15/43, aggregate original par and fair value of $145,584,224 and $153,000,005, respectively) (e)	150,000	150,000,000
Wells Fargo Securities LLC, 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $400,012,000, collateralized by various U.S. government sponsored agency obligations, 2.33% to 4.00% due from 7/01/26 to 8/01/46, aggregate original par and fair value of $401,041,441 and $412,000,001, respectively) (b)	400,000	400,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $750,022,500, collateralized by various corporate/debt obligations, 2.30% to 4.50% due from 6/01/23 to 7/01/46, aggregate original par and fair value of $746,681,607 and $772,500,001, respectively)	$750,000	$750,000,000
Wells Fargo Securities LLC, 0.33%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $330,021,175, collateralized by various U.S. government sponsored agency obligations, 2.00% to 5.00% due from 8/01/26 to 6/01/46, aggregate original par and fair value of $332,881,505 and $339,900,000, respectively)	330,000	330,000,000
Wells Fargo Securities LLC, 0.33%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $480,030,800, collateralized by various U.S. government sponsored agency obligations, 2.42% to 4.50% due from 7/01/26 to 7/01/46, aggregate original par and fair value of $479,211,074 and $494,400,001, respectively)	480,000	480,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $2,171,800,008)		2,110,000,000
Total Repurchase Agreements — 49.4%		13,088,283,750
Total Investments (Cost — $26,491,157,988*) — 100.0%		26,491,157,988
Other Assets Less Liabilities — 0.0%		966,401

Net Assets — 100.0%		$26,492,124,389

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2015	Par Purchased	Par Sold	Par held at July 31, 2016	Income
PNC Bank N.A.	$27,800,000	$56,106,000,000	$56,011,700,000	$122,100,000	$534,362

(e)	Traded in a joint account.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$26,491,157,988	—	$26,491,157,988

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank overdraft of $295,745,057 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	7

Schedule of Investments July 31, 2016 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.2%
Valdez RB Series 1993 VRDN (Exxon Mobil Corp. Guaranty), 0.34%, 8/01/16 (a)	$2,400	$2,400,000
Arizona — 0.6%
Michigan Finance Authority JPMorgan Chase Putters/Drivers Trust RB Series 5010 VRDN (JPMorgan Chase Bank N.A. LOC), 0.40%, 8/01/16 (a)(b)(c)	10,000	10,000,000
Arkansas — 0.0%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	200	200,748
California — 19.4%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0019 VRDN (Bank of America N.A. SBPA), 0.47%, 8/05/16 (a)(b)(c)	5,250	5,250,000
California Finance Authority RB (Sharp Chula Medical Center Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.42%, 8/05/16 (a)	17,200	17,200,000
California GO Series 2003C-1 VRDN (Bank of America N.A. LOC), 0.43%, 8/05/16 (a)	41,350	41,350,000
California GO Series 2005A-3 VRDN (Mizuho Bank Ltd. LOC), 0.44%, 8/05/16 (a)	6,000	6,000,000
California GO Series 2015 MB, 2.00%, 8/01/16	13,530	13,530,000
California GO VRDN (Citibank N.A. LOC), 0.32%, 8/01/16 (a)	1,000	1,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 8/05/16 (a)	12,245	12,245,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0432 VRDN (Bank of America N.A. SBPA), 0.45%, 8/05/16 (a)(b)(c)	3,700	3,700,000
California Housing Finance Agency RB Series 2001F VRDN (Citibank N.A. SBPA), 0.44%, 8/05/16 (a)	8,390	8,390,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd.LOC), 0.41%, 8/01/16 (a)	24,700	24,700,000
California School Cash Reserve Program Authority GO Series 2016B MB, 2.00%, 6/30/17	4,500	4,555,842
California School Cash Reserve Program Authority GO Series 2016D MB, 2.00%, 6/30/17	2,100	2,124,725
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project ) Series 2008C VRDN (Northern Trust Company LOC), 0.41%, 8/05/16 (a)	6,750	6,750,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,300	2,300,000
Eastern Municipal Water District RB MB, 0.61%, 3/13/17	9,000	9,000,000
El Dorado Irrigation District / El Dorado County Water Agency RB Series 2008A VRDN (Citibank N.A. LOC), 0.43%, 8/05/16 (a)	2,300	2,300,000
Fremont Unified School District GO Series 2009 MB, 4.00%, 8/01/16	1,000	1,000,000
Kern County RB Series 2016-17 TRAN, 3.00%, 6/30/17	2,500	2,552,771
Los Angeles County GO Series 2016-17 TRAN, 3.00%, 6/30/17	4,000	4,084,458
Los Angeles County Schools RB Series A-2 TRAN, 2.00%, 6/01/17	7,000	7,079,520
Los Angeles County Schools RB Series A-3 TRAN, 2.00%, 6/30/17	1,050	1,062,317

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles GO Series 2016B TRAN, 3.00%, 6/29/17	$8,000	$8,167,618
Los Gatos Union School District GO Series 2012 MB, 3.00%, 8/01/16	1,000	1,000,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.40%, 8/05/16 (a)	20,700	20,700,000
Mountain View-Whisman School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XF2225 VRDN (Citibank N.A. SBPA), 0.46%, 8/05/16 (a)(b)(c)	4,800	4,800,000
Oakland Joint Powers Financing Authority RB (Fruitvale Development Corp. Project ) Series 2001A VRDN (Citibank N.A. LOC), 0.42%, 8/05/16 (a)	4,365	4,365,000
Orange County RB Series 2016A VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.44%, 8/05/16 (a)	4,300	4,300,000
Palomar Community Collage District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.47%, 8/05/16 (a)(b)(c)	6,200	6,200,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	8,500	8,678,617
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.43%, 8/05/16 (a)	13,000	13,000,000
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd.SBPA), 0.43%, 8/05/16 (a)	4,600	4,600,000
Sacramento Water Tender Option Bond Trust Receipts/Certificates RB Series 2016-XM0192 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.47%, 8/05/16 (a)(b)(c)	13,000	13,000,000
San Diego County Regional Transportation Commission Tender Option Bond Trust Receipts/Certificates RB Series 2015-XM0047 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.47%, 8/05/16 (a)(b)(c)	2,220	2,220,000
University of California RB Series 2013AL-4 VRDN, 0.40%, 8/05/16 (a)	19,900	19,900,000
University of California RB Series AL-1 VRDN, 0.41%, 8/05/16 (a)	2,800	2,800,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC), 0.43%, 8/05/16 (a)	10,550	10,550,000

		300,455,868
Colorado — 0.2%
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.49%, 8/05/16 (a)	3,865	3,865,000
Connecticut — 0.6%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.57%, 8/05/16 (a)	3,170	3,170,000
Connecticut Housing Finance Authority RB Series 2016C-4 VRDN (Royal Bank of Canada SBPA), 0.44%, 8/05/16 (a)	5,000	5,000,000
Milford GO Series 2015 MB, 2.00%, 11/01/16	200	200,874
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,200	1,202,274
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	100	100,195

		9,673,343

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-X VRDN (JPMorgan Chase Bank N.A. SBPA), 0.52%, 8/05/16 (a)(b)(c)	$6,675	$6,675,000
Florida — 1.1%
JEA Water & Sewer System Revenue RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.46%, 8/05/16 (a)	4,035	4,035,000
Miami-Dade Water & Sewer Authority GO TECP (Sumitomo Mitsui Bank Corp. LOC), 0.48%, 8/03/16	12,500	12,500,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.69%, 2/24/17 (a)	1,100	1,100,000

		17,635,000
Georgia — 0.3%
Georgia GO MB, 5.75%, 8/01/16	4,500	4,500,000
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	3,900	3,945,900
Idaho — 0.2%
Idaho GO TAN, 2.00%, 6/30/17	3,250	3,287,671
Illinois — 2.2%
Hampshire Special Service Area JPMorgan Chase Putters/Drivers Trust RB Series 4048 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.66%, 8/05/16 (a)(b)(c)	9,085	9,085,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.37%, 8/01/16 (a)	24,545	24,545,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.46%, 8/05/16 (a)(b)(c)	1,140	1,140,000

		34,770,000
Indiana — 0.2%
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.59%, 8/05/16 (a)(b)(c)	2,930	2,930,000
Iowa — 3.3%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.62%, 8/05/16 (a)	44,360	44,360,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.45%, 8/05/16 (a)	5,975	5,975,000

		50,335,000
Kansas — 0.9%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.48%, 8/05/16 (a)	12,500	12,500,000
Kansas Department of Transportation RB Series 2004C-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.40%, 8/05/16 (a)	1,175	1,175,000

		13,675,000

Municipal Bonds	Par (000)	Value
Louisiana — 3.1%
Ascension Parish Industrial Development Board Inc. RB (BASF Corp. Project) Series 2009 VRDN, 0.50%, 8/05/16 (a)	$8,000	$8,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2005 VRDN (Air Products and Chemical Corp. Guaranty), 0.37%, 8/01/16 (a)	5,800	5,800,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2010 VRDN (Air Products and Chemical Corp. Guaranty), 0.42%, 8/05/16 (a)	18,000	18,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) VRDN (Air Products and Chemical Corp. Guaranty), 0.37%, 8/01/16 (a)	8,400	8,400,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2006 VRDN (Air Products and Chemical Corp. Guaranty), 0.37%, 8/01/16 (a)	7,000	7,000,000
Louisiana RB (1-49 South Project) Series 2015 MB, 1.00%, 9/01/16	1,000	1,000,547

		48,200,547
Maine — 0.5%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	7,400	7,431,421
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	670	672,840

		8,104,261
Maryland — 5.9%
Maryland Economic Development Corp. RB (Howard Hugh Medical Institute Project ) Series 2 VRDN, 0.44%, 8/05/16 (a)	33,405	33,405,000
Maryland GO Series 2006 MB, 5.00%, 8/01/16	405	405,000
Maryland Health & Higher Educational Facilities Authority RB Series 1985B VRDN (TD Bank N.A. LOC), 0.42%, 8/05/16 (a)	25,000	25,000,000
Maryland Health & Higher Educational Facilities Authority RB (Johns Hopkins University Project ) Series A VRDN, 0.44%, 8/05/16 (a)	16,895	16,895,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.39%, 8/01/16 (a)	1,050	1,050,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II- R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.64%, 8/05/16 (a)(b)(c)	3,590	3,590,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	960	971,201
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	9,690	9,690,000

		91,006,201
Massachusetts — 5.8%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	100,000
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.53%, 2/24/17 (a)	13,650	13,650,000

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.48%, 8/05/16 (a)(b)(c)	$31,080	$31,080,000
Massachusetts Health & Educational Facilities Authority RB (Baystate Medical Center Project) Series 2009K-1 VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 8/01/16 (a)	19,010	19,010,000
Massachusetts Tender Option Bond Trust Receipt Floaters GO Series 2015-XF2197 VRDN (Citibank N.A. SBPA), 0.46%, 8/05/16 (a)(b)(c)	825	825,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.47%, 8/05/16 (a)	750	750,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,455	3,466,124
Town of Auburn GO Series 2015 MB, 2.00%, 9/01/16	400	400,552
Town of Auburn MA GO Series 2015 BAN, 1.00%, 9/15/16	2,300	2,301,801
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,400	1,400,719
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,100	2,100,669
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.53%, 2/24/17 (a)	11,600	11,600,000
Westfield GO Series 2015 MB, 2.00%, 8/01/16	400	400,000
Worcester GO Series 2014 MB, 5.00%, 11/01/16	2,100	2,124,570

		89,209,435
Michigan — 1.4%
Kent Hospital Finance Authority RB (Spectrum Health Project ) Series 2008C VRDN (Bank of New York Mellon LOC), 0.43%, 8/05/16 (a)	3,545	3,545,000
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 2010F-7 VRDN, 0.50%, 2/24/17 (a)	7,805	7,805,000
Southfield Economic Development Corp. RB (Lawerence Tech University Project ) VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 8/05/16 (a)	8,000	8,000,000
University of Michigan RB Series 2012D-1 VRDN, 0.35%, 8/01/16 (a)	2,600	2,600,000

		21,950,000
Minnesota — 1.0%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.47%, 8/05/16 (a)(b)	13,600	13,600,000
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,630	2,650,640

		16,250,640
Mississippi — 0.8%
County of Jackson RB Series 1993 VRDN, 0.35%, 8/01/16 (a)	4,300	4,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN (Chevron USA, Inc. Guaranty), 0.35%, 8/01/16 (a)	8,500	8,500,000

		12,800,000

Municipal Bonds	Par (000)	Value
Missouri — 2.6%
Kansas City RB Series 2008E VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.45%, 8/05/16 (a)	$3,325	$3,325,000
Missouri Health & Educational Facilities Authority RB (Ascension Health Project ) Series 2012C-5 VRDN, 0.43%, 8/05/16 (a)	35,700	35,700,000
Springfield Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/16	900	900,000

		39,925,000
Montana — 0.4%
Forsyth RB (Pacificorp Project) Series 1988 VRDN (Bank of Nova Scotia LOC), 0.39%, 8/01/16 (a)	5,600	5,600,000
Nebraska — 1.9%
Madison County Hospital Authority RB (Faith Regional Health Services Project ) Series 2008-B VRDN (U.S. Bank N.A. LOC), 0.42%, 8/05/16 (a)	12,925	12,925,000
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.48%, 8/05/16 (a)(b)(c)	2,240	2,240,000
Omaha Public Power GO TECP, 0.54%, 8/09/16	14,370	14,370,000

		29,535,000
Nevada — 0.5%
Clark County RB VRDN (MUFG Union Bank N.A.LOC), 0.44%, 8/05/16 (a)	7,575	7,575,000
New Hampshire — 0.7%
New Hampshire Health and Education Facilities Authority Act RB (University Systems of New Hamphshire Project ) Series 2 VRDN (State Street Bank & Trust Co. SBPA), 0.37%, 8/01/16 (a)	10,185	10,185,000
New Jersey — 1.5%
Delaware River Port Authority RB Series 2008-B VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	15,000	15,000,000
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	480	481,135
Passaic County Improvement Authority RB Series 2016 BAN, 2.00%, 6/28/17	7,440	7,518,953

		23,000,088
New York — 15.4%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	3,710	3,710,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	17,860	17,860,000
Metropolitan Transportaton Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0 VRDN (TD Bank N.A. SBPA), 0.59%, 8/05/16 (a)(b)(c)	8,420	8,420,000
New York City GO Series 2012A-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.46%, 8/05/16 (a)	12,450	12,450,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.39%, 8/01/16 (a)	10,110	10,110,000
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.38%, 8/01/16 (a)	5,100	5,100,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.46%, 8/05/16 (a)	4,800	4,800,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.39%, 8/01/16 (a)	14,220	14,220,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Metropolitan Transportation Authority RB Series 2016 BAN, 3.00%, 10/01/16	$10,000	$10,038,485
New York City Metropolitan Transportation Authority RB Series 2016A BAN, 2.00%, 2/01/17	20,000	20,127,365
New York City Municipal Water Finance Authority RB Series 2008B-B1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 8/05/16 (a)	16,800	16,800,000
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16 (a)	7,400	7,400,000
New York City Municipal Water Finance Authority RB Series AA-6 VRDN (Mizuho Bank Ltd.SBPA), 0.38%, 8/01/16 (a)	8,000	8,000,000
New York City Municipal Water Finance Authority RB Series B VRDN (State Street Bank & Trust Co. SBPA), 0.40%, 8/01/16 (a)	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16 (a)	4,300	4,300,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	425	427,840
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.36%, 8/01/16 (a)	6,400	6,400,000
New York Environmental Facilities Corp. Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF2 VRDN (Citibank N.A. SBPA), 0.46%, 8/05/16 (a)(b)(c)	4,000	4,000,000
New York State Dormitory Authority RB (University of Rochester Project) Series 2003C VRDN (JPMorgan Chase Bank N.A. LOC), 0.47%, 8/05/16 (a)	23,630	23,630,000
New York State Housing Finance Agency RB Series 2008A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.40%, 8/05/16 (a)	15,700	15,700,000
New York State Housing Finance Agency RB Series 2010A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.40%, 8/05/16 (a)	7,795	7,795,000
New York State Housing Finance Agency RB Series 2012A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.45%, 8/05/16 (a)	6,700	6,700,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York MellonLOC), 0.40%, 8/05/16 (a)	6,170	6,170,000
New York State Housing Finance Agency RB Series 2014A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.45%, 8/05/16 (a)	7,900	7,900,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.40%, 8/05/16 (a)	430	430,000
Triborough Bridge & Tunnel Authority RB Series 2003B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16 (a)	5,150	5,150,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16 (a)	500	500,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	6,490	6,490,000

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester County Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	$2,300	$2,300,000

		237,928,690
North Carolina — 2.2%
Charlotte N C CTFS PartN RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.41%, 8/05/16 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB (Fayetteville State University Housing Foundation Project) Series 2001 VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 8/05/16 (a)	5,180	5,180,000
North Carolina Capital Facilities Finance Agency RB (Meredith College Project ) Series 2008-2 VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 8/05/16 (a)	5,600	5,600,000
North Carolina Capital Facilities Finance Agency RB (Triangle Aquatic Center Project ) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 8/05/16 (a)	4,680	4,680,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.47%, 8/05/16 (a)(b)(c)	2,580	2,580,000
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 8/05/16 (a)	7,080	7,080,000
North Carolina Medical Care Commission RB (Moses H Cone Memorial Hospital Project ) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.37%, 8/01/16 (a)	3,000	3,000,000
Wake County GO (Public Improvement Project) Series 2003C VRDN (Wells Fargo Bank N.A. SBPA), 0.41%, 8/05/16 (a)	3,600	3,600,000

		33,720,000
Ohio — 2.2%
American Municipal Power Series 2016 BAN:
1.25%, 4/27/17	300	301,111
1.25%, 5/02/17	1,000	1,003,771
Columbus Sewerage Revenue RB Series 2008B VRDN, 0.43%, 8/05/16 (a)	9,250	9,250,000
Franklin County RB Series 2011D VRDN (Ohio Health System Guaranty), 0.44%, 8/05/16 (a)	3,675	3,675,000
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,515,449
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,450	2,453,607
Oakwood GO Series 2015 BAN, 1.38%, 9/22/16	1,100	1,101,038
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series 2016A VRDN (BMO Harris Bank N.A. SBPA), 0.46%, 8/05/16 (a)	13,200	13,200,000
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	1,000	1,006,920

		33,506,896
Oregon — 0.9%
Oregon GO Series 2011-83 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.45%, 8/05/16 (a)	3,100	3,100,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Oregon (continued)
Oregon GO Series 2016A TAN, 2.00%, 6/30/17	$11,000	$11,140,557

		14,240,557
Pennsylvania — 4.6%
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	3,650	3,650,000
Bucks County Water & Sewer Authority RB MB, 1.00%, 12/01/16	605	605,635
Bucks County Water & Sewer Authority RB Series 2016 MB, 1.50%, 6/01/17	1,215	1,222,120
Chester County Health & Education Facilities Authority RB Series 2013S-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 8/05/16 (a)	13,410	13,410,000
Emmaus General Authority RB Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.45%, 8/05/16 (a)	2,400	2,400,000
Emmaus General Authority RB Series 1989F-27 VRDN (U.S. Bank N.A. LOC), 0.45%, 8/05/16 (a)	2,300	2,300,000
Emmaus General Authority RB VRDN (U.S. Bank N.A. LOC), 0.45%, 8/05/16 (a)	2,000	2,000,000
Geisinger Authority RB Series 2002 VRDN (Northern Trust Company (THE)SBPA), 0.37%, 8/01/16 (a)	2,400	2,400,000
Geisinger Authority RB Series A VRDN (TD Bank N.A. SBPA), 0.37%, 8/01/16 (a)	18,950	18,950,000
Geisinger Authority RB Series B VRDN (TD Bank N.A. SBPA), 0.37%, 8/01/16 (a)	7,700	7,700,000
Lancaster County Hospital Authority RB (Masonic Homes at Elizabethtown Project) Series D VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 8/01/16 (a)	4,510	4,510,000
Lycoming County Authority RB (Lycoming College Project ) Series 2013S-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	4,175	4,175,000
Montgomery County Industrial Development Authority RB (Big Little Associates Project ) VRDN (Wells Fargo Bank N.A. LOC), 0.62%, 8/05/16 (a)	290	290,000
Pottstown Borough Authority RB Series 2016A MB, 2.00%, 12/15/16	1,030	1,034,439
University of Pittsburgh RB Series 2007B TECP, 0.50%, 8/16/16	4,950	4,950,000
Westmoreland County Municipal Authority RB Series 2016 MB, 2.00%, 2/15/17	1,285	1,292,928

		70,890,122
Texas — 10.1%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.54%, 8/05/16 (a)(b)(c)	27,745	27,745,000
Denton Independent School District GO Series 2005A VRDN (Bank of America N.A. SBPA), 0.46%, 8/05/16 (a)	8,400	8,400,000
Garland Water & Sewer Revenue RB TECP (Sumitomo Mitsui Bank Corp. LOC):
0.48%, 8/23/16	10,000	10,000,000
0.49%, 9/02/16	10,000	10,000,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.38%, 8/01/16 (a)	43,800	43,800,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Lower Neches Valley Authority Industrial Development Corp. RB (Exxon Mobil Corp. Project ) Series 2002A VRDN (Exxon Mobil Corp. Guaranty), 0.34%, 8/01/16 (a)	$7,000	$7,000,000
Pharr San Juan Alamo Independent School District GO Series 2016 MB:
1.00%, 8/01/16	500	500,000
3.00%, 2/01/17	1,000	1,012,216
San Antonio Electric & Gas GO TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. LOC), 0.48%, 8/18/16	29,000	29,000,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.47%, 8/05/16 (a)(b)(c)	3,000	3,000,000
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.48%, 8/05/16 (a)(b)(c)	10,360	10,360,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17 (a)	2,600	2,600,000
Texas Tech University RB Series 14-A MB, 3.00%, 8/15/16	500	500,475
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.46%, 8/05/16 (a)(b)(c)	300	300,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A VRDN (The Bank of New York Mellon Corp. LOC), 0.45%, 8/05/16 (a)(c)	1,500	1,500,000

		155,717,691
Utah — 2.5%
Utah County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2016E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 8/05/16 (a)	5,000	5,000,000
Weber County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2000C VRDN (Bank of New York MellonSBPA), 0.38%, 8/01/16 (a)	34,300	34,300,000

		39,300,000
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (University of Vermont Health Network ) Series 2008A VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	3,645	3,645,000
Virginia — 2.2%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.52%, 8/05/16 (a)	1,765	1,765,000
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,400	4,434,662
Hampton Roads Sanitation District RB Series 2016B VRDN ), 0.44%, 8/05/16 (a)	17,000	17,000,000
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.40%, 8/05/16 (a)	1,230	1,230,000
Loudoun County Economic Development Authority RB Series 2016 A MB, 2.00%, 12/01/16	1,105	1,110,132
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.47%, 8/05/16 (a)(b)(c)	2,110	2,110,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	5

Schedule of Investments (concluded)	MuniCash

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority RB (Washington Lee University Project) Series 2015B VRDN, 0.40%, 8/05/16 (a)	$5,600	$5,600,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	503,962

		33,753,756
Wisconsin — 0.3%
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.44%, 8/05/16 (a)	4,500	4,500,000
Wyoming — 0.3%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.45%, 8/05/16 (a)	5,320	5,320,000
Total Municipal Bonds — 96.9%		1,500,212,414

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 1.9%
Nuveen California AMT-Free Municipal Income Fund RB VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.53%, 8/05/16	$25,000	$25,000,000
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	4,500	4,500,000

		29,500,000
New York — 2.2%
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	5,200	5,200,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	4,500	4,500,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (Toronto Dominion Bank LOC), 0.52%, 8/05/16	24,000	24,000,000

		33,700,000
Total Closed-End Investment Companies — 4.1%		63,200,000
Total Investments (Cost — $1,563,412,414*) — 101.0%		1,563,412,414
Liabilities in Excess of Other Assets — (1.0)%		(15,738,367)

Net Assets — 100.0%		$1,547,674,047

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. hese inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,563,412,414	—	$1,563,412,414

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $85,072 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.47%, 8/05/16 (a)	$4,000	$4,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.48%, 8/05/16 (a)	4,110	4,110,000

		8,110,000
Alaska — 4.1%
Valdez RB (Exxon Pipeline Co. Project ) Series 1993B VRDN, 0.34%, 8/01/16 (a)	20,000	20,000,000
Arkansas — 0.1%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	300	301,122
California — 5.5%
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,515	2,515,000
East Side Union High School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XG0043 VRDN (TD Bank N.A. SBPA), 0.42%, 8/05/16 (a)(b)(c)	15,000	15,000,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.40%, 8/05/16 (a)	6,800	6,800,000
Metropolitan Water District of Southern California Waterworks RB Series 2015A-1 VRDN, 0.40%, 8/05/16 (a)	2,340	2,340,000

		26,655,000
Colorado — 0.5%
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.44%, 8/05/16 (a)	155	155,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.49%, 8/05/16 (a)	2,325	2,325,000

		2,480,000
Connecticut — 0.9%
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.48%, 8/05/16 (a)(b)(c)	2,636	2,636,000
Connecticut Special Tax Revenue RB Series 2014A MB, 3.00%, 9/01/16	1,500	1,503,406
Milford GO Series 2015 MB, 2.00%, 11/01/16	220	220,961
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	115	115,224

		4,475,591
Delaware — 0.3%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	1,285	1,285,000
District of Columbia — 0.7%
District of Columbia RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	3,500	3,500,000
Florida — 4.1%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.47%, 8/05/16 (a)(b)(c)	4,830	4,830,000

Municipal Bonds	Par (000)	Value
Florida (continued)
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC AGO), 0.55%, 8/01/16 (a)	$6,290	$6,290,000
Hillsborough Community College Foundation Inc. RB Series 2006 VRDN (BMO Harris Bank N.A. LOC), 0.42%, 8/05/16 (a)	8,550	8,550,000

		19,670,000
Georgia — 3.7%
Gainesville & Hall County Development Authority RB (Senior Living Facility - Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC AGO), 0.55%, 8/01/16 (a)	17,890	17,890,000
Illinois — 3.5%
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.44%, 8/05/16 (a)	1,500	1,500,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.61%, 8/05/16 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.37%, 8/01/16 (a)	6,775	6,775,000

		16,965,000
Indiana — 0.9%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 8/05/16 (a)	1,580	1,580,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.59%, 8/05/16 (a)(b)(c)	2,600	2,600,000

		4,180,000
Iowa — 4.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.62%, 8/05/16 (a)	20,580	20,580,000
Kansas — 1.6%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (Mizuho Bank Ltd. LOC), 0.48%, 8/05/16 (a)	4,400	4,400,000
Kansas Department of Transportation RB Series 2004C-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.40%, 8/05/16 (a)	3,120	3,120,000

		7,520,000
Louisiana — 6.2%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.64%, 8/05/16 (a)	4,525	4,525,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.50%, 8/05/16 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2005 VRDN, 0.37%, 8/01/16 (a)	10,000	10,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2008C VRDN, 0.37%, 8/01/16 (a)	2,900	2,900,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) VRDN, 0.37%, 8/01/16 (a)	4,000	4,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana RB (1-49 South Project) Series 2015 MB, 1.00%, 9/01/16	$1,220	$1,220,666

		30,145,666
Maryland — 5.6%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	2,225	2,225,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	1,960	1,960,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	7,910	7,910,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	8,480	8,480,000
Maryland GO Series 2006 MB, 5.00%, 8/01/16	530	530,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II- R-11415 VRDN (Citibank N.A. Liquidity Facility AGO), 0.64%, 8/05/16 (a)(b)(c)	4,020	4,020,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	1,290	1,305,103
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	665	665,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	90	90,000

		27,185,103
Massachusetts — 6.9%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	100,000
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.53%, 2/24/17 (a)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.48%, 8/05/16 (a)(b)(c)	8,000	8,000,000
Massachusetts Health & Educational Facilities Authority RB Series P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.40%, 8/05/16 (a)	3,000	3,000,000
Town of Auburn GO Series 2015 BAN, 1.00%, 9/15/16	2,842	2,844,461
Town of Auburn GO Series 2015 MB, 2.00%, 9/01/16	584	585,306
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,665	1,666,163
Westfield GO Series 2015 MB, 2.00%, 8/01/16	565	565,000
Worcester GO Series 2014 MB, 5.00%, 11/01/16	1,960	1,982,944

		33,603,874
Michigan — 2.5%
University of Michigan RB Series 2012D-1 VRDN, 0.35%, 8/01/16 (a)	12,100	12,100,000

Municipal Bonds	Par (000)	Value
Mississippi — 3.7%
County of Jackson RB Series 1993 VRDN, 0.35%, 8/01/16 (a)	$8,550	$8,550,000
Mississippi Business Finance Corp RB (Chevron USA, Inc. Project) Series G VRDN, 0.35%, 8/01/16 (a)	9,500	9,500,000

		18,050,000
Missouri — 0.2%
Springfield Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/16	1,100	1,100,000
New Jersey — 0.9%
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	520	521,231
Township of River Vale GO Series 2015 BAN, 1.50%, 8/12/16	3,841	3,842,241

		4,363,472
New York — 8.9%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	3,715	3,715,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	11,800	11,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.35%, 8/01/16 (a)	14,200	14,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	575	578,855
New York City Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16 (a)	10,800	10,800,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York MellonLOC), 0.40%, 8/05/16 (a)	2,000	2,000,000

		43,093,855
North Carolina — 7.3%
Charlotte-Mecklenburg Hospital Authority RB Series H VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 8/01/16 (a)	19,470	19,470,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.69%, 2/24/17 (a)	15,835	15,835,000

		35,305,000
Ohio — 2.3%
American Municipal Power Series 2016 BAN: 1.25%, 4/27/17	550	552,036
1.25%, 5/02/17	1,000	1,003,771
Franklin County RB Series 2011D VRDN, 0.44%, 8/05/16 (a)	3,000	3,000,000
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,515,449
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,870	2,874,225
Oakwood GO Series 2015 BAN, 1.38%, 9/22/16	1,522	1,522,935
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	850	855,882

		11,324,298

2	BLACKROCK LIQUIDITY FUNDS	July 31, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Oregon — 0.1%
Oregon GO Series 2016A TAN, 2.00%, 6/30/17	$500	$506,389
Pennsylvania — 4.9%
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	9,715	9,715,000
Montgomery County Industrial Development Authority RB (Acts Retirement Life Community Inc. Project) Series 2002 VRDN (TD Bank N.A.), 0.55%, 8/01/16 (a)	750	750,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.47%, 8/05/16 (a)(b)(c)	8,900	8,900,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	4,145	4,145,000

		23,510,000
Tennessee — 4.1%
Nashville & Davidson County GO TECP (Sumitomo Mitsui Bank Corp. LOC):
0.42%, 8/02/16	10,000	10,000,000
0.42%, 8/05/16	10,000	10,000,000

		20,000,000
Texas — 1.3%
Pharr San Juan Alamo Independent School District GO Series 2016 MB, 1.00%, 8/01/16	595	595,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.47%, 8/05/16 (a)	1,500	1,500,000
San Marcos GO Series 2015 MB, 1.00%, 8/15/16	1,270	1,270,351
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17 (a)	2,900	2,900,000

		6,265,351
Virginia — 0.1%
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	503,970
Total Municipal Bonds — 86.8%		420,668,691

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 0.5%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	$2,500	$2,500,000
New York — 5.0%
Nuveen New York AMT-Free Municipal Income Fund GO Series 1 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	7,600	7,600,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	1,800	1,800,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN, 0.52%, 8/05/16	6,000	6,000,000

		24,100,000
Ohio — 1.4%
Nuveen AMT-Free Municipal Income Fund GO Series 2-1309 VRDP (Citibank N.A. LOC), 0.52%, 8/05/16	6,900	6,900,000
Total Closed-End Investment Companies — 6.9%		33,500,000
Total Investments (Cost — $454,168,691*) — 93.7%		454,168,691
Other Assets Less Liabilities — 6.3%		30,783,072

Net Assets — 100.0%		$484,951,763

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments (concluded)	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$454,168,691	—	$454,168,691

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $15,852 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.9%
East Rochester Housing Authority RB Series 2008 VRDN (Park Ridge Nursing Home Project) (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/05/16 (a)	$3,950	$3,950,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.47%, 8/05/16 (a)	1,900	1,900,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.43%, 8/05/16 (a)	500	500,000
Nassau Health Care Corp Series 2009 C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.44%, 8/05/16 (a)	1,600	1,600,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.42%, 8/05/16 (a)	1,400	1,400,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.39%, 8/01/16 (a)	900	900,000
New York City GO Series 2006I-3 VRDN (Bank of America N.A. LOC), 0.36%, 8/01/16 (a)	1,550	1,550,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.46%, 8/05/16 (a)	3,300	3,300,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.39%, 8/01/16 (a)	1,600	1,600,000
New York City Municipal Water Finance Authority RB Series 2008B-B1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 8/05/16 (a)	200	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.39%, 8/01/16 (a)	300	300,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.43%, 8/05/16 (a)	300	300,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2014A-4 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16 (a)	100	100,000
New York City Transitional Finance Authority RB Series 2016 VRDN (Royal Bank of Canada SBPA), 0.38%, 8/01/16 (a)	1,200	1,200,000
New York City Water & Sewer System RB Series 2012A VRDN (State Street Bank & Trust Co. SBPA), 0.40%, 8/01/16 (a)	300	300,000
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.36%, 8/01/16 (a)	1,000	1,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	1,000	1,000,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA), 0.44%, 8/05/16 (a)	1,000	1,000,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.42%, 8/05/16 (a)	2,700	2,700,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York Local Government Assistance Corp. RB Series 2003A-8V VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 8/05/16 (a)	$2,035	$2,035,000
New York State Dormitory Authority Northern Westchester Hospital Project Association (Northern Westchester Hospital Project Association) Series 2009 VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	1,500	1,500,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.48%, 8/05/16 (a)	3,190	3,190,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.40%, 8/05/16 (a)	3,000	3,000,000
Pittsford Town GO Series 2015 BAN, 2.00%, 9/08/16	400	400,599
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 8/05/16 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.47%, 8/05/16 (a)	630	630,000
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16	500	500,680
Syracuse IDRB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.40%, 8/01/16 (a)	2,200	2,200,000
Triborough Bridge & Tunnel Authority RB Series 2003B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16 (a)	600	600,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16 (a)	700	700,000
Village of Ossining GO Series 2015 MN, 1.50%, 9/30/16	150	150,220
Westchester County Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16 (a)	300	300,000
Windsor Central School District GO Series 2015 BAN, 1.50%, 8/19/16	1,000	1,000,439
Total Municipal Bonds — 94.9%		42,106,938

Closed-End Investment Companies (a)(b)
New York — 5.0%
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.50%, 8/05/16	2,200	2,200,000
Total Investments (Cost — $44,306,938*) — 99.9%		44,306,938
Other Assets Less Liabilities — 0.1%		37,272

Net Assets — 100.0%		$44,344,210

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (concluded)	New York Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$44,306,938	—	$44,306,938

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $34,584 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 10.8% (a)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.42%, 8/04/16	$30,000	$30,000,000
KBC Bank N.V., New York, 0.39%, 8/05/16	30,000	30,000,000
Sumitomo Mitsui Trust Bank Limited, New York, 0.42%, 8/03/16	30,000	30,000,000
Total Certificates of Deposit — 10.8%		90,000,000

Commercial Paper (b)
Antalis SA, 0.45%, 8/03/16	23,760	23,759,406
MetLife Short Term Funding LLC, 0.40%, 8/04/16 (c)	35,000	34,998,833
Total Commercial Paper — 7.1%		58,758,239

Municipal Bonds (d)
Illinois Housing Development Authority Revenue
Single Family Housing RB Series 2014 VRDN:
0.44%, 8/05/16	20,000	20,000,000
0.44%, 8/05/16	10,675	10,675,000
Iowa Finance Authority Single Family MT RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.45%, 8/05/16	7,325	7,325,000
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.47%, 8/05/16	25,200	25,200,000
Macon-Bibb County GA Industrial Authority RB Series 2015 VRDN (Korea Development Bank LOC), 0.65%, 8/05/16	30,000	30,000,000
Montgomery County Tennessee IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.60%, 8/05/16	30,000	30,000,000
Triborough Bridge & Tunnel Authority RB Series 2013 VRDN (Bank of America N.A. LOC), 0.42%, 8/05/16	13,000	13,000,000
Wisconsin Housing & Economic Development Authority RB Series 2007B VRDN, 0.45%, 8/05/16	3,630	3,630,000
Total Municipal Bonds — 16.8%		139,830,000

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.31%, 8/01/16	35,000	35,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.30%, 8/01/16	30	30,000,000
ING Bank NV (Amsterdam Branch), 0.45%, 8/01/16	4,000	4,000,000
National Australia Bank Ltd., 0.30%, 8/01/16	30	30,000,000
Natixis, New York, 0.30%, 8/01/16	29,000	29,000,000
Nordea Bank Finland PLC, New York, 0.30%, 8/01/16	30	30,000,000
Skandinaviska Enskilda Banken AB, 0.30%, 8/01/16	30,000	30,000,000

Time Deposits	Par (000)	Value
Svenska Handelsbanken AB, 0.30%, 8/01/16	$30,000	$30,000,000
Swedbank AB, New York, 0.30%, 8/01/16	30,000	30,000,000
Total Time Deposits — 29.9%		248,000,000

Repurchase Agreements
Citigroup Global Markets, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $50,001,375, collateralized by various U.S. Treasury obligations, 0.75% to 3.63% due from 11/30/17 to 2/15/21, aggregate original par and fair value of $48,768,354 and $51,000,001, respectively) (e)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $51,000,001)		50,000,000
Credit Suisse Securities (USA) LLC, 0.65%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $36,048,953, collateralized by various corporate/debt obligations, 0.00% to 5.00% due from 12/25/19 to 1/25/55, aggregate original par and fair value of $88,896,961 and $43,257,937, respectively) (f)	36,047	36,047,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $43,257,937)		36,047,000
HSBC Securities (USA), Inc., 0.42%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $27,000,945, collateralized by various corporate/debt obligations, 0.00% to 3.00% due from 8/12/17 to 5/01/46, aggregate original par and fair value of $27,320,000 and $28,001,645, respectively) (f)	27,000	27,000,000
HSBC Securities (USA), Inc., 0.50%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $5,000,208, collateralized by various corporate/debt obligations, 0.00% to 3.00% due from 11/30/17 to 5/01/46, aggregate original par and fair value of $5,013,000 and $5,152,883, respectively) (f)	5,000	5,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $33,154,528)		32,000,000
JPMorgan Securities LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $30,000,950, collateralized by various corporate/debt obligations, 0.00% to 7.97% due from 8/01/16 to 5/01/44, aggregate original par and fair value of $43,232,000 and $35,982,194, respectively)	30,000	30,000,000
Total Value of JPMorgan Securities LLC (collateral value of $35,982,194)		30,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	TempCash

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $20,000,633, collateralized by various corporate/debt obligations, 0.00% due from 8/03/16 to 11/04/16, aggregate original par and fair value of $21,054,987 and $21,000,001, respectively)	$20,000	$20,000,000
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $5,000,158, collateralized by various corporate/debt obligations, 0.00% due from 8/22/16 to 11/04/16, aggregate original par and fair value of $5,255,350 and $5,250,001, respectively) (f)	5,000	5,000,000
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $5,000,158, collateralized by various corporate/debt obligations, 2.00% to 5. 61% due from 12/10/18 to 2/20/46, aggregate original par and fair value of $14,251,186 and $5,290,099, respectively) (f)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $31,540,101)		30,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank NA, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $55,001,558, collateralized by various U.S. Treasury obligations, 0.88% to 1.50% due from 11/15/17 to 11/30/19, aggregate original par and fair value of $55,551,539 and $56,100,016, respectively) (e)	$55,000	$55,000,000
Total Value of Wells Fargo Bank NA (collateral value of $56,100,016)		55,000,000
Wells Fargo Securities, LLC, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $25,000,708, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 11/15/17 to 2/15/43, aggregate original par and fair value of $24,264,036 and $25,499,997, respectively) (e)	25,000	25,000,000
Wells Fargo Securities, LLC, 0.64%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $35,004,356, collateralized by various corporate/debt obligations, 0.63% to 6.05% due from 12/25/33 to 2/25/47, aggregate original par and fair value of $144,798,562 and $43,750,000, respectively)	35,000	35,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $69,249,997)		60,000,000
Total Repurchase Agreements — 35.3%		293,047,000
Total Investments (Cost — $829,635,239*) — 99.9%		829,635,239
Other Assets Less Liabilities — 0.1%		653,692

Net Assets — 100.0%		$830,288,931

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	TempCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$829,635,239	—	$829,635,239

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $885,743 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments July 31, 2016 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.3%
Citibank N.A.:
0.59%, 8/04/16	$243,000	$243,000,000
0.50%, 8/15/16	100,000	100,000,000
0.55%, 8/29/16	40,000	40,000,000
0.54%, 9/09/16	300,000	300,000,000
State Street Bank & Trust Co.:
0.82%, 9/02/16 (a)	116,253	116,253,000
0.82%, 10/11/16 (a)	185,000	185,000,000
Wells Fargo Bank N.A.:
0.80%, 8/01/16	77,000	77,000,000
0.81%, 8/01/16	50,000	50,000,000
0.84%, 8/01/16 (a)	50,000	50,000,000
0.85%, 8/01/16 (a)	325,000	325,000,000
0.82%, 8/02/16 (a)	75,000	75,000,000
0.84%, 8/17/16	320,000	320,000,000
0.83%, 8/18/16 (a)	80,000	80,000,000
0.87%, 9/23/16	10,000	10,000,000
0.85%, 11/01/16 (a)	79,000	79,000,000
0.86%, 11/04/16 (a)	92,000	92,000,000

		2,142,253,000
Yankee — 24.0% (b)
Bank of Montreal, Chicago:
0.40%, 8/02/16	300,000	300,000,000
0.81%, 8/04/16 (a)	100,000	100,000,000
0.52%, 9/06/16	380,000	380,000,000
0.85%, 10/04/16 (a)	126,750	126,750,000
0.69%, 10/05/16	260,000	260,000,000
Bank of Nova Scotia, Houston:
0.83%, 8/26/16 (a)	125,000	125,000,000
0.83%, 9/19/16 (a)	89,750	89,750,000
0.86%, 9/30/16 (a)	135,000	135,000,000
0.82%, 10/05/16	100,000	100,000,000
0.84%, 10/14/16 (a)	128,000	128,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.74%, 8/02/16	255,000	255,000,000
0.71%, 8/04/16	325,000	325,000,000
0.64%, 8/22/16	300,000	300,000,000
0.55%, 9/06/16	350,000	350,000,000
BNP Paribas S.A., New York, 0.83%, 8/01/16 (a)	430,000	430,000,000
Canadian Imperial Bank of Commerce, New York:
0.80%, 8/05/16	150,000	150,000,000
0.83%, 8/16/16 (a)	70,000	70,000,000
0.81%, 8/18/16	100,000	100,000,000
0.82%, 9/02/16 (a)	200,000	200,000,000
0.85%, 9/02/16	136,000	136,000,000
0.85%, 9/02/16	91,341	91,341,000
0.84%, 10/03/16 (a)	84,750	84,750,000
Credit Industriel et Commercial, New York:
0.86%, 8/01/16 (a)	120,000	120,000,000
0.87%, 8/08/16 (a)	122,000	122,000,000
0.63%, 9/08/16	345,000	345,000,000
DZ Bank AG Deutsche Zentral Genoss:
0.55%, 9/08/16	195,000	195,000,000
0.68%, 9/29/16	500,000	500,000,000
0.68%, 10/07/16	193,000	193,000,000
HSBC Bank USA NA:
0.87%, 9/16/16 (a)	93,306	93,306,000
0.88%, 9/16/16 (a)	33,000	33,000,000
0.93%, 10/14/16	55,000	55,000,000
0.90%, 10/21/16	85,000	85,000,000
KBC Bank N.V., New York, 0.39%, 8/05/16	630,000	630,000,000
Mizuho Bank Ltd., 0.63%, 9/15/16	400,000	400,000,000
Mizuho Bank Ltd., New York, 0.62%, 8/22/16	400,000	400,000,000

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
Natixis S.A., New York, 0.69%, 11/21/16 (a)	$250,000	$250,000,000
Nordea Bank Finland PLC, New York, 0.57%, 9/29/16	350,000	350,000,000
Norinchukin Bank, New York:
0.64%, 8/18/16	247,000	247,000,000
0.62%, 8/19/16	125,000	125,000,000
0.63%, 8/30/16	152,000	152,000,000
0.55%, 9/08/16	350,000	350,000,000
0.55%, 9/13/16	100,000	100,000,000
0.55%, 9/14/16	250,000	250,000,000
0.55%, 9/15/16	100,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.:
0.49%, 8/09/16	92,750	92,750,000
0.54%, 9/06/16	225,000	225,000,000
0.54%, 9/07/16	100,000	100,000,000
0.55%, 9/13/16	75,000	75,000,000
Rabobank Nederland, New York:
0.79%, 8/01/16 (a)	90,000	90,000,000
0.82%, 8/11/16 (a)	290,000	290,000,000
0.86%, 9/06/16	55,000	55,000,000
0.82%, 9/07/16 (a)	150,000	150,000,000
0.86%, 9/19/16	125,000	125,000,000
Royal Bank of Canada, New York, 0.94%, 11/01/16	303,000	303,000,000
Societe Generale, 0.50%, 8/15/16	500,000	500,000,000
Sumitomo Mitsui Banking Corp., New York:
0.64%, 8/15/16	150,000	150,000,000
0.48%, 8/16/16	350,000	350,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.42%, 8/03/16	270,000	270,000,000
0.71%, 8/03/16	220,000	220,000,000
0.72%, 8/08/16	150,000	150,000,000
0.65%, 8/30/16	350,000	350,000,000
Sumitomo Mitsui Trust Bank, New York, 0.61%, 8/02/16	318,440	318,440,000
Svenska Handelsbanken AB, New York:
0.82%, 8/03/16	99,750	99,750,028
0.82%, 8/10/16	82,000	82,000,102
0.45%, 8/29/16	300,000	300,000,000
0.85%, 9/07/16	130,000	130,000,665
0.60%, 9/16/16	400,000	400,000,000
0.90%, 10/07/16	88,000	88,000,815
0.65%, 10/11/16	235,000	235,000,000
0.88%, 10/24/16	90,000	90,000,000
Toronto Dominion Bank, New York:
0.84%, 8/19/16	92,849	92,849,000
0.90%, 9/29/16	4,675	4,675,277
UBS A.G., Stamford, 0.84%, 9/09/16 (a)	200,000	200,000,000
Westpac Banking Corp New York:
0.78%, 8/09/16 (a)	65,000	65,000,000
0.83%, 9/02/16	35,000	35,000,000
0.82%, 9/12/16 (a)	124,750	124,750,000
0.84%, 10/14/16 (a)	150,000	150,000,000
0.89%, 10/14/16	100,000	100,000,000
0.95%, 10/21/16 (a)	36,881	36,887,361

		15,380,000,248
Total Certificates of Deposit — 27.3%		17,522,253,248

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
ABN AMRO Funding USA, 0.52%, 9/01/16 (c)	$180,000	$179,919,400
Alpine Securitization Corp.:
0.58%, 9/06/16 (c)	69,000	68,959,980
0.58%, 9/08/16 (c)	25,000	24,984,694
0.68%, 10/07/16 (c)	125,000	124,841,806
Australia and New Zealand, 0.65%, 10/11/16 (c)	235,000	234,698,743
Bank of Nova Scotia:
0.86%, 8/15/16 (c)(d)	375,000	374,874,583
0.84%, 8/25/16 (c)	46,425	46,398,693
0.85%, 8/26/16 (c)(d)	337,500	337,300,781
0.95%, 11/02/16 (c)(d)	190,000	189,533,708
0.98%, 11/02/16 (c)(d)	245,000	244,386,071
Barton Capital Corp., 0.58%, 9/02/16 (c)	150,000	149,922,667
Bedford Row Funding Corp.:
0.82%, 8/09/16 (c)	23,176	23,171,674
0.86%, 9/19/16 (c)	16,600	16,580,343
0.86%, 9/26/16 (a)	100,000	100,000,000
0.85%, 11/01/16 (a)	90,000	90,000,000
BNP Paribas Fortis SA:
0.30%, 8/01/16 (c)	280,000	280,000,000
0.50%, 8/22/16 (c)	300,000	299,912,500
BNP Paribas S.A. (New York Branch):
0.85%, 8/10/16 (c)	224,000	223,952,400
0.55%, 9/07/16 (c)	400,000	399,773,889
BNZ International Funding Ltd.:
0.81%, 8/02/16 (c)	90,000	89,997,950
0.81%, 8/16/16 (c)	85,000	84,970,604
Caisse Des Depots Et Consignations:
0.61%, 8/24/16 (c)	318,000	317,876,068
0.61%, 8/25/16 (c)	50,000	49,979,667
0.46%, 8/30/16 (c)	170,000	169,937,006
0.46%, 8/31/16 (c)	275,000	274,894,583
Chariot Funding LLC, 0.96%, 11/07/16 (c)	50,000	49,870,694
Charta LLC, 0.60%, 9/08/16 (c)	35,000	34,977,833
Ciesco LLC, 0.40%, 8/09/16 (c)	100,692	100,683,050
CIESCO LLC, 0.60%, 9/08/16 (c)	25,000	24,984,167
Collateralized Commercial Paper Co. LLC, 0.72%, 10/06/16 (c)	80,000	79,894,400
Collateralized Commercial Paper II Co. LLC:
0.81%, 8/01/16 (c)	75,000	75,000,000
0.86%, 9/30/16 (a)	85,000	85,000,000
0.94%, 10/31/16 (c)	160,000	159,615,778
0.98%, 11/10/16 (c)	165,000	164,550,971
Commonwealth Bank of Australia, 0.84%, 8/22/16 (a)	230,000	230,000,000
CRC Funding LLC, 0.40%, 8/09/16 (c)(d)	48,750	48,745,667
DBS Bank Ltd.:
0.49%, 8/12/16 (c)	150,000	149,977,542
0.49%, 8/15/16 (c)	100,000	99,980,944
0.57%, 8/16/16 (c)	100,000	99,976,250
0.54%, 9/07/16 (c)	199,700	199,589,167
0.65%, 9/26/16 (d)	370,000	369,625,889
0.65%, 9/27/16 (c)	100,000	99,897,083
0.65%, 10/07/16 (c)	140,000	139,830,639
Dexia Credit Local, New York:
0.79%, 8/10/16 (c)	54,877	54,866,025
0.84%, 8/10/16	25,000	24,994,687
0.86%, 8/10/16	113,680	113,655,843
0.82%, 8/16/16	75,000	74,974,375
0.86%, 9/01/16 (c)	25,000	24,981,271
0.89%, 9/13/16 (c)	40,000	39,957,000
0.86%, 10/03/16 (c)	125,000	124,810,781
0.90%, 10/21/16 (c)	115,815	115,579,172
DNB Bank ASA, 0.65%, 10/07/16 (c)	300,000	299,637,083

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt:
0.66%, 8/11/16 (c)(d)	$100,000	$99,981,667
0.71%, 9/08/16 (c)	89,287	89,219,142
Fairway Finance Co. LLC:
0.81%, 8/04/16 (a)(d)	50,000	50,000,000
0.81%, 9/02/16 (a)	70,000	70,000,000
HSBC Bank PLC:
0.85%, 8/16/16 (a)	100,000	100,000,000
0.84%, 10/03/16 (a)(d)	35,000	35,000,000
ING US Funding LLC, 0.70%, 8/05/16 (c)	200,000	199,984,444
JPMorgan Securities LLC:
0.86%, 9/19/16 (a)	88,000	88,000,000
0.91%, 10/25/16 (c)	25,000	24,945,694
0.89%, 10/31/16 (a)	100,000	100,000,000
Jupiter Securitization Company LLC:
0.45%, 8/22/16 (c)	80,000	79,979,000
0.90%, 10/11/16 (c)	50,000	49,911,250
Kells Funding LLC:
0.59%, 8/08/16 (c)	190,000	189,978,203
0.59%, 8/16/16 (c)	100,000	99,975,417
0.59%, 8/17/16 (c)	100,000	99,973,778
0.65%, 9/26/16 (c)	200,000	199,797,778
La Caisse Centrale Desjardins Du, 0.65%, 8/30/16 (c)(d)	130,000	129,931,930
Liberty Street Funding LLC:
0.84%, 9/06/16 (c)	60,000	59,949,000
0.61%, 9/26/16 (c)	41,000	40,961,096
0.70%, 10/11/16 (c)	100,000	99,861,940
Macquarie Bank Ltd.:
0.61%, 8/22/16 (c)	87,000	86,969,043
0.66%, 9/21/16 (c)	125,000	124,883,125
Matchpoint Finance PLC, 0.70%, 8/12/16 (c)(d)	200,000	199,957,222
National Australia Bank Ltd., New York:
0.96%, 11/01/16 (c)(d)	235,000	234,429,472
0.95%, 11/02/16 (c)	140,000	139,656,417
National Bank of Canada, 0.46%, 8/26/16	207,000	206,933,875
Nieuw Amsterdam Receivables Corp.:
0.47%, 8/23/16 (c)	49,011	48,996,923
0.51%, 8/24/16 (c)	100,000	99,967,417
NRW Bank:
0.42%, 8/08/16 (c)	130,000	129,989,510
0.55%, 9/19/16 (c)	74,000	73,944,599
Old Line Funding LLC:
0.82%, 8/03/16 (c)	35,000	34,998,386
0.86%, 9/02/16 (c)	125,000	124,904,444
0.85%, 9/06/16 (c)	75,000	74,936,250
0.85%, 9/08/16 (c)	35,000	34,968,597
0.84%, 10/03/16 (c)	44,626	44,559,619
Oversea-Chinese Banking Corp. Ltd.:
0.52%, 8/01/16 (c)	75,000	75,000,000
0.50%, 8/08/16 (c)(d)	100,000	99,990,278
0.49%, 8/09/16 (c)(d)	200,000	199,978,222
0.54%, 9/07/16 (c)(d)	200,000	199,889,000
0.54%, 9/08/16 (c)	200,000	199,886,000
0.55%, 9/13/16 (c)(d)	200,000	199,868,611
0.60%, 9/20/16 (c)(d)	195,000	194,837,500
0.66%, 10/07/16 (c)(d)	95,000	94,883,308
Societe Generale SA, 0.56%, 9/06/16	500,000	499,720,000
Starbird Funding Corp., 0.70%, 10/03/16	100,000	99,877,500
Sumitomo Mitsui Banking Corp, 0.62%, 9/22/16	400,000	399,641,778
Svenska Handelsbanken, AB:
0.78%, 8/09/16 (c)	42,000	41,992,533
0.84%, 9/23/16 (c)	50,000	49,937,430

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Thunder Bay Funding LLC:
0.86%, 9/02/16 (c)	$70,000	$69,946,489
0.74%, 9/06/16 (c)	28,000	27,979,000
Toronto-Dominion Holdings USA, Inc., 0.56%, 9/19/16 (c)	120,000	119,906,900
United Overseas Bank Ltd.:
0.54%, 9/12/16 (c)	70,000	69,955,900
0.54%, 9/13/16 (c)	80,000	79,948,400
0.54%, 9/14/16 (c)(d)	100,000	99,934,000
0.54%, 9/19/16 (c)	175,000	174,871,375
0.60%, 9/21/16 (c)(d)	149,500	149,372,925
0.60%, 9/22/16 (c)(d)	145,000	144,874,333
Versailles Com Paper LLC:
0.70%, 9/12/16	71,000	70,942,017
0.70%, 9/13/16	71,000	70,940,636
Victory Receivables Corp.:
0.55%, 8/02/16 (c)	127,185	127,183,057
0.55%, 8/08/16 (c)	100,000	99,989,306
0.55%, 8/10/16 (c)	115,227	115,211,156
0.53%, 8/17/16 (c)	100,000	99,976,444
0.55%, 8/18/16 (c)	72,395	72,376,197
0.57%, 8/24/16 (c)	100,000	99,963,583
0.57%, 8/25/16 (c)(d)	75,000	74,971,500
0.65%, 8/30/16 (c)	200,000	199,895,278
Westpac Banking Corp., 0.82%, 9/06/16 (a)	277,000	277,000,000
Westpac Securities NZ Ltd., 0.89%, 11/04/16 (c)	128,957	128,650,727
Total Commercial Paper — 24.5%		15,779,460,742

Municipal Bonds (e)
Arizona Health Facilities Authority RB (Banner Health project) Series 2015C VRDN (Bank of America N.A. LOC) ), 0.46%, 8/16/16	12,800	12,800,000
Burlington KANS Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.48%, 8/05/16	7,100	7,100,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.43%, 8/16/16	3,200	3,200,000
California St GO Series B1 VRDN (Mizuho Bank Ltd.LOC), 0.42%, 8/05/16	25,000	25,000,000
Charlotte N C CTFS PartN RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.41%, 8/05/16	44,085	44,085,000
Charlotte-Mecklenburg Hospital Authority RB Series H VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 8/01/16	8,075	8,075,000
City of New York RB Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.39%, 8/10/16	38,700	38,700,000
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.38%, 8/10/16	10,300	10,300,000
Cleveland-Cuyahoga County Ohio Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.43%, 8/16/16	45,650	45,650,000
Colorado Housing & Finance Authority RB Series 2003CL VRDN (Federal Home Loan Bank SBPA), 0.44%, 8/16/16 (a)	9,205	9,205,000
Colorado Housing & Finance Authority RB Series B-1 VRDN (Federal Home Loan Bank SBPA), 0.46%, 8/16/16 (a)	10,075	10,075,000
Colorado Housing & Finance Authority RB Series C-1 VRDN (Federal Home Loan Bank SBPA), 0.55%, 8/16/16 (a)	10,840	10,840,000

Municipal Bonds	Par (000)	Value
Columbus Ohio Sewerage Revenue RB Series 2008B VRDN, 0.43%, 8/05/16	$14,100	$14,100,000
Connecticut Housing Finance Authority RB Series 2009A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.38%, 8/10/16	14,370	14,370,000
County of Catawba RB Series 2009 VRDN (Branch Banking and Trust Company LOC), 0.50%, 8/16/16 (a)	5,350	5,350,000
County of Jackson RB Series 1993 VRDN, 0.35%, 8/01/16	25,330	25,330,000
Denton ISD GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.44%, 8/16/16	7,400	7,400,000
East Bay Municipal Utility District Water System Revenue RB Series 2008A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 8/05/16	5,800	5,800,000
El Dorado Irrigation District / El Dorado County Water Agency RB Series 2008A VRDN (Citibank N.A. LOC), 0.43%, 8/05/16	12,100	12,100,000
Frederick County RB (Homewood, Inc. Facility Project) Series 1997 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/16/16	9,450	9,450,000
Gainesville County Utilities System Revenue RB Series 2012B VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.45%, 8/03/16	10,900	10,900,000
Geisinger Authority RB Series A VRDN (Wells Fargo Bank N.A. SBPA), 0.37%, 8/10/16	4,200	4,200,000
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.47%, 8/16/16	8,400	8,400,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 8/16/16	32,490	32,490,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA), 0.37%, 8/10/16	22,085	22,085,000
Illinois Finance Authority RB (Northwestern Memorial Hospital) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.42%, 8/16/16	49,800	49,800,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.37%, 8/01/16	4,850	4,850,000
Illinois GO Series 2003B-1 VRDN (State Street Bank & Trust Co. LOC), 0.44%, 8/16/16	6,200	6,200,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.45%, 8/16/16	37,365	37,365,000
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.62%, 8/05/16	138,060	138,060,000
Kansas City RB Series 2008E VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.45%, 8/05/16	15,000	15,000,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.43%, 8/16/16	14,200	14,200,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.44%, 8/16/16	17,900	17,900,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.37%, 8/01/16	4,700	4,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.42%, 8/16/16	12,000	12,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2005 VRDN, 0.37%, 8/01/16	14,600	14,600,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	TempFund

Municipal Bonds	Par (000)	Value
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2008C VRDN, 0.37%, 8/01/16	$12,400	$12,400,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2010 VRDN, 0.42%, 8/05/16	20,100	20,100,000
Macon-Bibb County Industrial Authority RB Series 2015 VRDN (Korea Development Bank LOC), 0.65%, 12/01/22	50,000	50,000,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.39%, 8/01/16	19,530	19,530,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.42%, 8/16/16	27,650	27,650,000
Massachusetts Health & Educational Facilities Authority RB Series P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.40%, 8/05/16	19,900	19,900,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.36%, 8/16/16	12,780	12,780,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.43%, 8/05/16	45,775	45,775,000
Metropolitan Water District of Southern California RB Series 2015A-1 VRDN, 0.40%, 8/05/16	16,810	16,810,000
Miami-Dade County Water & Sewer System Revenue RB Series R-11834 VRDN (Citibank N.A. SBPA), 0.48%, 8/05/16	23,750	23,750,000
Minnesota Housing Finance Agency RB Series 2015D VRDN (Royal Bank of Canada SBPA), 0.45%, 8/16/16	5,075	5,075,000
Minnesota Office of Higher Education RB Series 2008A VRDN (US Bank National Association LOC), 0.45%, 8/16/16 (a)	22,395	22,395,000
Mississippi Business Finance Corp RB (Chevron USA Inc. Project) Series 2009C VRDN, 0.35%, 8/10/16	11,385	11,385,000
Mississippi Business Finance Corp RB (Chevron USA, Inc. Project) Series G VRDN, 0.35%, 8/01/16	5,165	5,165,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.35%, 8/10/16	15,300	15,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010F VRDN, 0.41%, 8/05/16	21,080	21,080,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.35%, 8/10/16	15,150	15,150,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN, 0.35%, 8/01/16	27,720	27,720,000
Murray City Hospital RB (IHC Health Services, Incorporated) Series 2005A VRDN (JPMorgan Chase & Co. LOC), 0.38%, 8/10/16	21,555	21,555,000
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Citibank N.A. SBPA), 0.38%, 8/10/16	23,250	23,250,000
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.43%, 8/16/16	12,500	12,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 VRDN (BNP Paribas SBPA), 0.45%, 8/16/16	16,100	16,100,000

Municipal Bonds	Par (000)	Value
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.38%, 8/01/16	$9,000	$9,000,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.46%, 8/05/16	20,000	20,000,000
New York City GO Series 2012A-2 VRDN (Mizuho Bank Ltd. LOC), 0.42%, 8/01/16	3,530	3,530,000
New York City GO Series 2012A-3 VRDN (Mizuho Corporate Bank Ltd. LOC), 0.42%, 8/10/16	3,900	3,900,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.39%, 8/01/16	24,345	24,345,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.39%, 8/01/16	24,000	24,000,000
New York City GO Series 2014-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.39%, 8/10/16	14,500	14,500,000
New York City GO Series 2015-F6 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.39%, 8/01/16	25,000	25,000,000
New York City Housing Development Corp. RB Series 2013B-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.42%, 8/16/16	14,850	14,850,000
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.53%, 8/16/16	21,800	21,800,000
New York City Industrial Development Agency RB (Korean Air Lines Co. Project) Series 1997C VRDN (Kookmin Bank LOC), 0.53%, 8/05/16	10,100	10,100,000
New York City Municipal Water Finance Authority RB Series 2008B-B1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 8/05/16	7,350	7,350,000
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16	28,700	28,700,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.35%, 8/10/16	14,200	14,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 0.2016 VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 8/01/16	33,600	33,600,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16	22,775	22,775,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.39%, 8/01/16	31,900	31,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.43%, 8/05/16	6,400	6,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.35%, 8/01/16	3,000	3,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.38%, 8/10/16	1,500	1,500,000
New York City Water & Sewer System RB Series 2008-BB-2 VRDN (Royal Bank of Canada SBPA), 0.44%, 8/16/16	61,700	61,700,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	TempFund

Municipal Bonds	Par (000)	Value
New York City Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.39%, 8/01/16	$29,800	$29,800,000
New York City Water & Sewer System RB Series 2012A VRDN (State Street Bank & Trust Co. SBPA), 0.40%, 8/01/16	37,045	37,045,000
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.36%, 8/01/16	33,100	33,100,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.43%, 8/05/16	18,200	18,200,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.43%, 8/16/16	9,000	9,000,000
New York Dormitory Authority RB Series 2005B VRDN (Bayerische Landesbank Girozentrale LOC), 0.46%, 8/16/16	15,000	15,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA), 0.45%, 8/16/16	25,000	25,000,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.42%, 8/05/16	14,000	14,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.46%, 8/16/16	2,000	2,000,000
New York Local Government Assistance Corp. RB Series 2003A-8V VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 8/05/16	8,300	8,300,000
New York Local Government Assistance Corp. RB Sub-Series 2008B-3V VRDN (JPMorgan Chase Bank Liquidity Facility), 0.45%, 8/16/16	50,700	50,700,000
New York State Energy Research & Development Authority Facility RB (Con Edison Project) Series 2005A-1 VRDN (Wachovia Bank N.A. LOC), 0.42%, 8/16/16	3,400	3,400,000
New York State Housing Finance Agency RB Series B VRDN (Manufacturers and Traders Trust Co. LOC), 0.42%, 8/16/16 (a)	10,305	10,305,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1 VRDN, 0.41%, 8/16/16	3,915	3,915,000
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 8/05/16	33,445	33,445,000
North Hudson Sewerage Authority RB Series 2012C VRDN (TD Bank N.A. LOC), 0.45%, 8/16/16 (a)	16,300	16,300,000
Ohio Air Quality Development Authority RB Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.43%, 8/16/16	5,700	5,700,000
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series 2016A VRDN (BMO Harris Bank N.A. SBPA), 0.46%, 8/05/16	15,000	15,000,000
Onondaga County RB (Syracuse University Project) Series 2010A VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 8/05/16	17,800	17,800,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.54%, 8/16/16	6,700	6,700,000
Port Authority NY & NJ Tender Option Bond Trust Receipts Certificates RB Series 2016-XM0211 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.52%, 8/05/16	1,665	1,665,000

Municipal Bonds	Par (000)	Value
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.55%, 8/16/16	$21,500	$21,500,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.54%, 8/16/16	70,000	70,000,000
Port of Portland RB (Portland International Airport Project) Series 18A VRDN, 0.48%, 8/05/16	5,180	5,180,000
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.43%, 8/16/16	9,460	9,460,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.47%, 8/16/16	7,625	7,625,000
San Diego County Regional Transportation Commission RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.43%, 8/05/16	32,000	32,000,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.43%, 8/05/16	1,200	1,200,000
Simmons College RB Series 2008 VRDN (TD Bank N.A. LOC), 0.48%, 8/16/16 (a)	8,775	8,775,000
South Carolina Jobs-Economic Development Authority RB (Anmed Health Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC), 0.40%, 8/05/16	25,285	25,285,000
Town of Easton RB Series 2009B VRDN (Branch Banking and Trust Company LOC), 0.50%, 8/16/16 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2003B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16	3,600	3,600,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 8/01/16	32,470	32,470,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA), 0.45%, 8/16/16	13,945	13,945,000
Tulsa County Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0390 VRDN (Bank of America N.A. SBPA), 0.46%, 8/16/16	8,090	8,090,000
Uinta County RB (Chevron USA Inc. Project) Series 1 VRDN, 0.35%, 8/16/16	8,945	8,945,000
University of California RB Series 2013AL-4 VRDN, 0.40%, 8/05/16	8,500	8,500,000
University of California RB Series AL-3 VRDN, 0.44%, 8/05/16	8,200	8,200,000
University of Michigan RB Series 2012-A VRDN, 0.42%, 8/05/16	24,720	24,720,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. Liquidity Facility), 0.41%, 8/16/16	54,135	54,135,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.37%, 8/10/16	32,425	32,425,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.37%, 8/10/16	16,390	16,390,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	5

Schedule of Investments (continued)	TempFund

Municipal Bonds	Par (000)	Value
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A VRDN (The Bank of New York Mellon Corp. LOC), 0.45%, 8/05/16	$10,545	$10,545,000
Wake County Public Improvement GO Series 2003C VRDN (Lloyds Banking Group Plc SBPA), 0.41%, 8/16/16	16,800	16,800,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.47%, 8/16/16	8,865	8,865,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.44%, 8/16/16	3,920	3,920,000
Wisconsin Housing & Economic Development Authority GO Series B VRDN (Federal Home Loan Bank SBPA), 0.50%, 8/16/16 (a)	3,460	3,460,000
Wisconsin Housing & Economic Development Authority RB Series 2008B VRDN (Fannie Mae LOC), 0.59%, 8/16/16 (a)	2,535	2,535,000
Wisconsin Housing & Economic Development Authority RB Series 2015C VRDN (Royal Bank of Canada SBPA), 0.44%, 8/16/16	5,500	5,500,000
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.44%, 8/05/16	6,500	6,500,000
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 8/16/16	19,575	19,575,000
Total Municipal Bonds — 3.7%		2,368,020,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 8/01/16	1,500,000	1,500,000,000
BNP Paribas S.A., 0.31%, 8/01/16	500,000	500,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 8/01/16	2,646,000	2,646,000,000
Credit Industriel et Commercial, 0.30%, 8/01/16	2,200,000	2,200,000,000
DNB Bank ASA, 0.30%, 8/01/16	350,000	350,000,000
DZ Bank AG Deutsche Zentral Genoss:
0.30%, 8/01/16	1,570,000	1,570,000,000
0.30%, 8/01/16	300,000	300,000,000
ING Bank NV (Amsterdam Branch), 0.45%, 8/01/16	332,000	332,000,000
KBC Bank N.V., New York, 0.32%, 8/01/16	1,500,000	1,500,000,000
Lloyds Bank PLC, 0.30%, 8/01/16	1,000,000	1,000,000,000
National Australia Bank Ltd., 0.30%, 8/01/16	2,203,000	2,203,000,000
Natixis, New York, 0.30%, 8/01/16	1,432,000	1,432,000,000
Nordea Bank Finland PLC, New York, 0.30%, 8/01/16	2,200,000	2,200,000,000
Skandinaviska Enskilda Banken AB, 0.30%, 8/01/16	2,600,000	2,600,000,000
Svenska Handelsbanken AB, 0.30%, 8/01/16	1,000,000	1,000,000,000
Swedbank AB, New York, 0.30%, 8/01/16	2,700,000	2,700,000,000
Total Time Deposits — 37.4%		24,033,000,000

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 0.49%, 10/31/17 (a)	147,025	146,743,010

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 1.05%, 10/02/16 (Purchased on 7/29/16 to be repurchased at $273,016,615, collateralized by various corporate/debt obligations, 0.82% to 5.22% due from 5/12/21 to 5/25/46, aggregate original par and fair value of $483,309,001 and $291,575,000, respectively) (e)	$272,500	$272,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $291,575,000)		272,500,000
Credit Suisse Securities (USA) LLC, 0.65%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $255,585,843, collateralized by various corporate/debt obligations, 0.00% to 5.00% due from 4/25/54 to 1/25/55, aggregate original par and fair value of $379,302,169 and $306,690,190, respectively) (a)	255,572	255,572,000
Credit Suisse Securities (USA) LLC, 0.94%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $546,498,983, collateralized by various corporate/debt obligations, 0.00% to 9.60% due from 7/20/20 to 8/27/57, aggregate original par and fair value of $4,583,537,566 and $654,500,340, respectively) (e)	546,000	546,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $17,000,496, collateralized by various corporate/debt obligations, 0.79% to 8.85% due from 4/24/22 to 10/15/48, aggregate original par and fair value of $35,039,167 and $19,551,193, respectively) (a)	17,000	17,000,000
Credit Suisse Securities (USA) LLC, 0.94%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $317,024,832, collateralized by various corporate/debt obligations, 0.46% to 5.00% due from 5/25/38 to 8/27/57, aggregate original par and fair value of $966,785,000 and $380,401,491, respectively) (a)	317,000	317,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,361,143,214)		1,135,572,000
HSBC Securities (USA) Inc., 0.50%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $40,001,667, collateralized by various corporate/debt obligations, 0.00% to 11.38% due from 8/04/16 to 8/01/2116, aggregate original par and fair value of $46,323,000 and $47,709,905, respectively) (a)	40,000	40,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $47,709,905)		40,000,000
JPMorgan Securities LLC, 0.78%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $100,075,833, collateralized by various corporate/debt obligations, 0.00% to 7.06% due from 4/28/17 to 6/25/55, aggregate original par and fair value of $7,328,123,679 and $107,000,034, respectively) (e)	100,000	100,000,000

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 1.01%, 10/28/16 (Purchased on 7/29/16 to be repurchased at $250,638,264, collateralized by various corporate/debt obligations, 0.00% to 10.00% due from 3/31/17 to 1/15/87, aggregate original par and fair value of $481,108,269 and $266,871,892, respectively) (e)	$250,000	$250,000,000
JPMorgan Securities LLC, 0.86%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $55,045,986, collateralized by various corporate/debt obligations, 0.06% to 6.42% due from 1/25/37 to 12/25/37, aggregate original par and fair value of $208,938,565 and $66,001,040, respectively) (e)	55,000	55,000,000
JPMorgan Securities LLC, 1.14%, 10/28/16 (Purchased on 7/29/16 to be repurchased at $155,446,658, collateralized by various corporate/debt obligations, 0.58% to 7.21% due from 1/15/29 to 6/15/43, aggregate original par and fair value of $1,044,026,468 and $186,001,832, respectively) (e)	155,000	155,000,000
JPMorgan Securities LLC, 1.26%, 10/28/16 (Purchased on 7/29/16 to be repurchased at $220,700,700, collateralized by various corporate/debt obligations, 0.13% to 7.44% due from 1/25/19 to 3/12/51, aggregate original par and fair value of $1,115,261,754 and $253,004,888, respectively) (e)	220,000	220,000,000
JPMorgan Securities LLC, 0.76%, 8/02/16 (Purchased on 5/02/16 to be repurchased at $200,388,444, collateralized by various corporate/debt obligations, 0.00% to 8.00% due from 9/09/16 to 7/15/41, aggregate original par and fair value of $199,946,883 and $210,001,760, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.96%, 10/03/16 (Purchased on 7/05/16 to be repurchased at $50,120,000, collateralized by various corporate/debt obligations, 0.94% to 7.88% due from 7/15/19 to 9/25/37, aggregate original par and fair value of $116,175,500 and $57,500,390, respectively)	50,000	50,000,000
JPMorgan Securities LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $270,008,550, collateralized by various corporate/debt obligations, 0.00% due from 8/01/16 to 2/01/17, aggregate original par and fair value of $283,709,000 and $283,501,974, respectively)	270,000	270,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,429,883,810)		1,300,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.90%, 9/12/16 (Purchased on 7/29/16 to be repurchased at $168,189,000, collateralized by various corporate/debt obligations, 0.00% to 3.87% due from 3/02/20 to 4/26/55, aggregate original par and fair value of $516,443,647 and $210,000,001, respectively) (e)	$168,000	$168,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $210,000,001)		168,000,000
Mizuho Securities USA, Inc., 0.47%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $100,003,917, collateralized by various corporate/debt obligations, 0.00% to 10.34% due from 1/31/17 to 6/15/27, aggregate original par and fair value of $959,841,399 and $106,630,734, respectively) (a)	100,000	100,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $106,630,734)		100,000,000
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $80,002,533, collateralized by various corporate/debt obligations, 0.00% to 1.00% due from 8/02/16 to 3/02/17, aggregate original par and fair value of $84,144,283 and $84,000,001, respectively) (a)	80,000	80,000,000
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $128,004,053, collateralized by various corporate/debt obligations, 0.00% to 7.72% due from 4/25/17 to 7/01/46, aggregate original par and fair value of $376,883,085 and $132,374,907, respectively) (a)	128,000	128,000,000
RBC Capital Markets LLC, 0.58%, 8/08/16 (Purchased on 7/08/16 to be repurchased at $150,074,917, collateralized by various corporate/debt obligations, 0.00% to 7.63% due from 10/01/16 to 7/01/60, aggregate original par and fair value of $138,051,008 and $160,500,000, respectively)	150,000	150,000,000
RBC Capital Markets LLC, 0.37%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $350,010,792, collateralized by various corporate/debt obligations, 0.00% to 12.10% due from 9/09/16 to 7/20/65, aggregate original par and fair value of $2,837,226,674 and $375,060,466, respectively)	350,000	350,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	7

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.38%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $30,000,950, collateralized by various corporate/debt obligations, 0.00% to 1.00% due from 8/03/16 to 3/02/17, aggregate original par and fair value of $31,590,997 and $31,500,000, respectively)	$30,000	$30,000,000
Total Value of RBC Capital Markets LLC (collateral value of $783,435,374)		738,000,000
Wells Fargo Securities, LLC, 0.45%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $155,005,813, collateralized by various corporate/debt obligations, 0.90% to 6.84% due from 9/07/18 to 11/15/47, aggregate original par and fair value of $165,013,946 and $165,850,001, respectively) (a)	155,000	155,000,000
Wells Fargo Securities, LLC, 0.79%, 8/01/16 (Purchased on 5/02/16 to be repurchased at $100,199,694, collateralized by various corporate/debt obligations, 0.00% to 8.00% due from 8/01/16 to 11/20/45, aggregate original par and fair value of $103,068,629 and $105,000,512, respectively)	100,000	100,000,000
Wells Fargo Securities, LLC, 1.10%, 9/07/16 (Purchased on 6/07/16 to be repurchased at $125,351,389, collateralized by various corporate/debt obligations, 0.00% to 6.25% due from 2/25/28 to 1/15/59, aggregate original par and fair value of $5,015,793,362 and $156,178,081, respectively)	125,000	125,000,000
Wells Fargo Securities, LLC, 0.65%, 8/04/16 (Purchased on 7/05/16 to be repurchased at $40,021,667, collateralized by various corporate/debt obligations, 4.38% to 10.38% due from 11/01/18 to 5/15/46, aggregate original par and fair value of $34,375,000 and $42,000,289, respectively)	40,000	40,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.71%, 8/10/16 (Purchased on 7/11/16 to be repurchased at $60,035,400, collateralized by various corporate/debt obligations, 4.25% to 8.75% due from 3/01/19 to 4/01/46, aggregate original par and fair value of $52,985,000 and $63,000,607, respectively)	$60,000	$60,000,000
Wells Fargo Securities, LLC, 0.90%, 10/11/16 (Purchased on 7/11/16 to be repurchased at $60,138,000, collateralized by various corporate/debt obligations, 2.13% to 5.00% due from 1/15/17 to 4/28/25, aggregate original par and fair value of $61,279,000 and $63,000,856, respectively)	60,000	60,000,000
Wells Fargo Securities, LLC, 0.64%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $115,014,311, collateralized by various corporate/debt obligations, 0.63% to 6.76% due from 7/25/35 to 4/25/47, aggregate original par and fair value of $664,382,170 and $143,750,000, respectively)	115,000	115,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $738,780,346)		655,000,000
Total Repurchase Agreements — 6.9%		4,409,072,000
Total Investments (Cost — $64,258,549,000*) — 100.0%		64,258,549,000
Liabilities in Excess of Other Assets — 0.0%		(1,202,296)

Net Assets — 100.0%		$64,257,346,704

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	TempFund

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$64,258,549,000	$—	$64,258,549,000

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $844,960 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	9

Schedule of Investments July 31, 2016 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.46% - 0.47%, 8/04/16	$400,130	$400,114,539
0.42% - 0.44%, 8/11/16	346,000	345,958,741
0.40% - 0.44%, 8/18/16	460,447	460,356,125
0.35% - 0.46%, 8/25/16	300,000	299,915,865
0.48%, 9/01/16	178,000	177,926,427
0.47% - 0.48%, 9/08/16	243,112	242,990,061
0.50% - 0.51%, 9/15/16	577,776	577,409,584
0.48%, 9/29/16	300,000	299,766,458
0.35%, 10/20/16	350,000	349,727,778
0.40%, 10/27/16	595,000	594,424,833
0.40%, 11/03/16	300,000	299,690,583
0.39%, 11/10/16	281,370	281,062,134
0.42%, 11/17/16	20,200	20,174,548
0.48%, 11/25/16	200,000	199,690,667
0.39%, 1/12/17	392,000	391,305,642
0.43%, 1/19/17	600,000	598,774,499
0.42% - 0.43%, 1/26/17	713,000	711,503,412
0.66%, 3/02/17	4,630	4,611,920
0.61%, 4/27/17	518,350	516,006,698
0.55%, 5/25/17	2,040	2,030,744
0.56%, 6/22/17	100,000	99,498,958
U.S. Treasury Notes:
0.63%, 8/15/16	92,652	92,659,299
0.50% - 3.00%, 8/31/16	1,912,033	1,914,475,559
0.88%, 9/15/16	237,778	237,912,068
0.50% - 3.00%, 9/30/16	820,450	822,876,168
0.63%, 10/15/16	386,155	386,334,963
0.37% - 3.13%, 10/31/16 (b)	380,899	382,380,816
0.88%, 12/31/16	127,715	127,853,418
0.75%, 1/15/17	153,200	153,424,488
0.40%, 1/31/17 (b)	300,293	300,292,228
0.50% - 0.88%, 1/31/17	586,105	586,824,369
0.50% - 3.00%, 2/28/17	795,740	799,990,416
0.75%, 3/15/17	638,795	639,916,907
0.50%, 3/31/17	73,585	73,594,286
0.39%, 4/30/17 (b)	644,531	644,535,498
4.50%, 5/15/17	171,830	177,051,394
0.63%, 5/31/17	47,690	47,661,662
0.63% - 2.50%, 6/30/17	294,150	295,088,700
0.88%, 7/15/17	234,380	235,149,820
0.40%, 7/31/17 (b)	600,055	599,935,959
0.50%, 7/31/17	384,045	383,925,182
0.49%, 10/31/17 (b)	840,447	840,191,993
0.59%, 1/31/18 (b)	588,890	589,589,330
0.51%, 4/30/18 (b)	2,004,340	2,004,562,797
0.49%, 7/31/18 (b)	415,000	415,004,425
Total U.S. Treasury Obligations — 44.8%		19,624,171,961

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $15,700,406, collateralized by various U.S. Treasury obligations, 1.00% to 2.50% due from 8/31/19 to 5/15/25, aggregate original par and fair value of $15,007,500 and $16,014,026, respectively)	$15,700	$15,700,000
Total Value of Bank of Montreal (Collateral value of $16,014,026)		15,700,000
Bank of Nova Scotia, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $76,102,093, collateralized by various U.S. Treasury obligations, 0.13% to 7.50% due from 4/15/17 to 2/15/44, aggregate original par and fair value of $61,778,000 and $77,624,147, respectively)	76,100	76,100,000
Total Value of Bank of Nova Scotia (Collateral value of $77,624,147)		76,100,000
Barclays Capital, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $600,016,500, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 2/15/17 to 8/15/44, aggregate original par and fair value of $585,869,158 and $612,000,039, respectively)	600,000	600,000,000
Total Value of Barclays Capital, Inc. (Collateral value of $612,000,039)		600,000,000
BNP Paribas SA, 0.31%, 8/05/16 (Purchased on 7/06/16 to be repurchased at $500,129,167, collateralized by various U.S. Treasury obligations, 0.00% to 3.88% due from 10/27/16 to 11/15/44, aggregate original par and fair value of $392,237,300 and $510,000,062, respectively) (c)	500,000	500,000,000
BNP Paribas SA, 0.32%, 8/15/16 (Purchased on 7/15/16 to be repurchased at $600,165,333, collateralized by various U.S. Treasury obligations, 0.00% to 9.13% due from 3/31/17 to 8/15/44, aggregate original par and fair value of $562,214,773 and $612,000,000, respectively) (c)	600,000	600,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
BNP Paribas SA, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $3,111,588,159, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 10/13/16 to 5/15/46, aggregate original par and fair value of $3,005,684,067 and $3,173,730,000, respectively)	$3,111,500	$3,111,500,000
Total Value of BNP Paribas SA (Collateral value of $4,295,730,062)		4,211,500,000
Citigroup Global Markets, Inc., 0.31%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $140,008,439, collateralized by various U.S. Treasury obligations, 0.88% to 2.25% due from 3/31/18 to 11/15/25, aggregate original par and fair value of $133,761,300 and $142,800,097, respectively)	140,000	140,000,000
Citigroup Global Markets, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $375,010,313, collateralized by various U.S. Treasury obligations, 0.75% to 3.63% due from 11/30/17 to 2/15/21, aggregate original par and fair value of $365,762,646 and $382,500,004, respectively) (d)	375,000	375,000,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $525,300,101)		515,000,000
Credit Agricole Corporate & Investment Bank, 0.32%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $400,024,889, collateralized by various U.S. Treasury obligations, 0.13% to 3.75% due from 4/15/18 to 11/15/18, aggregate original par and fair value of $379,842,800 and $408,000,082, respectively)	400,000	400,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,079,053,708, collateralized by various U.S. Treasury obligations, 0.63% to 3.00% due from 1/15/17 to 11/15/45, aggregate original par and fair value of $1,986,757,402 and $2,120,580,000, respectively)	2,079,000	2,079,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,140,055,283, collateralized by various U.S. Treasury obligations, 1.63% to 3.13% due from 12/31/20 to 8/15/44, aggregate original par and fair value of $2,017,521,082 and $2,182,800,050, respectively)	2,140,000	2,140,000,000
Total Value of Credit Agricole Corporate & Investment Bank (Collateral value of $4,711,380,132)		4,619,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $100,002,917, collateralized by various U.S. Treasury obligations, 1.63% due at 5/31/23, aggregate original par and fair value of $99,860,000 and $102,001,954, respectively)	$100,000	$100,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $492,114,353, collateralized by various U.S. Treasury obligations, 0.75% to 1.13% due from 4/30/18 to 2/28/21, aggregate original par and fair value of $499,364,100 and $501,946,557, respectively)	492,100	492,100,000
Total Value of Credit Suisse Securities (USA) LLC (Collateral value of $603,948,511)		592,100,000
Federal Reserve Bank of New York, 0.25%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $2,000,041,667, collateralized by various U.S. Treasury obligations, 4.75% due at 2/15/37, aggregate original par and fair value of $1,319,505,800 and $2,000,041,699, respectively)	2,000,000	2,000,000,000
Total Value of Federal Reserve Bank of New York (Collateral value of $2,000,041,699)		2,000,000,000
Goldman Sachs & Co., 0.25%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $30,000,625, collateralized by various U.S. Treasury obligations, 1.50% due at 8/31/18, aggregate original par and fair value of $29,942,100 and $30,600,074, respectively)	30,000	30,000,000
Total Value of Goldman Sachs & Co. (Collateral value of $30,600,074)		30,000,000
HSBC Securities (USA) Inc., 0.29%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $330,018,608, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/41 to 8/15/45, aggregate original par and fair value of $606,641,100 and $336,600,728, respectively)	330,000	330,000,000

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.29%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $540,030,450, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/26 to 8/15/41, aggregate original par and fair value of $760,034,688 and $550,802,104, respectively)	$540,000	$540,000,000
HSBC Securities (USA) Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $156,004,030, collateralized by various U.S. Treasury obligations, 0.00% due at 11/15/40, aggregate original par and fair value of $270,485,000 and $159,120,906, respectively)	156,000	156,000,000
HSBC Securities (USA) Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $265,006,846, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/41 to 11/15/45, aggregate original par and fair value of $501,858,000 and $270,301,557, respectively)	265,000	265,000,000
HSBC Securities (USA) Inc., 0.31%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $387,023,328, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/27 to 5/15/46, aggregate original par and fair value of $588,561,919 and $394,740,839, respectively)	387,000	387,000,000
HSBC Securities (USA) Inc., 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $751,019,401, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/27 to 5/15/46, aggregate original par and fair value of $1,085,005,661 and $766,021,840, respectively) (b)	751,000	751,000,000
Total Value of HSBC Securities (USA) Inc. (Collateral value of $2,477,587,974)		2,429,000,000
JPMorgan Securities LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $16,000,427, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/31 to 11/15/45, aggregate original par and fair value of $23,975,804 and $16,321,059, respectively)	16,000	16,000,000
JPMorgan Securities LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $250,006,667, collateralized by various U.S. Treasury obligations, 1.88% to 2.25% due from 9/30/17 to 11/15/25, aggregate original par and fair value of $239,504,400 and $255,002,412, respectively) (b)	250,000	250,000,000
Total Value of JPMorgan Securities LLC (Collateral value of $271,323,471)		266,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $113,803,130, collateralized by various U.S. Treasury obligations, 3.00% due at 11/15/45, aggregate original par and fair value of $99,026,300 and $116,076,067, respectively)	$113,800	$113,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $250,006,875, collateralized by various U.S. Treasury obligations, 0.63% to 1.75% due from 9/30/22 to 1/15/26, aggregate original par and fair value of $242,871,600 and $255,000,013, respectively)	250,000	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $775,021,313, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 10/31/20 to 11/15/40, aggregate original par and fair value of $739,881,495 and $790,500,108, respectively)	775,000	775,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,161,576,188)		1,138,800,000
Morgan Stanley & Co. LLC, 0.27%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $144,003,240, collateralized by various U.S. Treasury obligations, 0.88% to 8.75% due from 12/31/16 to 2/15/24, aggregate original par and fair value of $137,948,100 and $146,880,030, respectively)	144,000	144,000,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $146,880,030)		144,000,000
MUFG Securities Americas, Inc., 0.30%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $735,018,375, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 2/28/17 to 5/15/46, aggregate original par and fair value of $648,652,500 and $749,700,077, respectively)	735,000	735,000,000
Total Value of MUFG Securities Americas, Inc. (Collateral value of $749,700,077)		735,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	3

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $19,000,538, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/30, original par and fair value of $25,000,000 and $19,380,000, respectively)	$19,000	$19,000,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $21,268,728, collateralized by U.S. Treasury obligation, 2.50% due at 8/15/23, original par and fair value of $19,900,000 and $21,693,587, respectively)	21,268	21,268,125
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $28,080,796, collateralized by U.S. Treasury obligation, 2.25% due at 3/31/21, original par and fair value of $27,000,000 and $28,641,600, respectively)	28,080	28,080,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $29,613,339, collateralized by U.S. Treasury obligation, 0.00% due at 8/15/36, original par and fair value of $46,000,000 and $30,204,520, respectively)	29,612	29,612,500
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $31,000,878, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/37, original par and fair value of $50,000,000 and $31,620,000, respectively)	31,000	31,000,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $32,250,914, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/43, original par and fair value of $60,000,000 and $32,895,000, respectively)	32,250	32,250,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $32,625,924, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/36, original par and fair value of $50,000,000 and $33,277,500, respectively)	32,625	32,625,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $34,875,988, collateralized by U.S. Treasury obligation, 0.00% due at 8/15/33, original par and fair value of $50,000,000 and $35,572,500, respectively)	34,875	34,875,000

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $40,426,145, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/40, original par and fair value of $70,000,000 and $41,233,500, respectively)	$40,425	$40,425,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $40,951,160, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/39, original par and fair value of $70,000,000 and $41,769,000, respectively)	40,950	40,950,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $44,074,999, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/36, original par and fair value of $69,000,000 and $44,955,570, respectively)	44,074	44,073,750
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $53,376,512, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/43, original par and fair value of $100,000,000 and $54,443,000, respectively)	53,375	53,375,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $54,876,555, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/41, original par and fair value of $100,000,000 and $55,972,000, respectively)	54,875	54,875,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $66,126,874, collateralized by U.S. Treasury obligation, 8.75% due at 8/15/20, original par and fair value of $50,000,000 and $67,447,500, respectively)	66,125	66,125,000
Prudential Insurance Company of America, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $90,192,305, collateralized by U.S. Treasury obligation, 2.25% due at 11/15/24, original par and fair value of $86,100,000 and $91,993,545, respectively)	90,190	90,189,750
Total Value of Prudential Insurance Company of America (Collateral value of $631,098,822)		618,724,125

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $15,000,388, collateralized by various U.S. Treasury obligations, 1.63% to 2.00% due from 8/31/19 to 2/15/22, aggregate original par and fair value of $14,634,700 and $15,300,086, respectively)	$15,000	$15,000,000
Total Value of RBC Capital Markets LLC (Collateral value of $15,300,086)		15,000,000
Societe Generale SA, 0.32%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $890,055,378, collateralized by various U.S. Treasury obligations, 0.00% to 8.00% due from 8/18/16 to 11/15/43, aggregate original par and fair value of $803,185,000 and $907,800,011, respectively)	890,000	890,000,000
Societe Generale SA, 0.32%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $810,050,400, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 8/18/16 to 5/15/45, aggregate original par and fair value of $745,940,172 and $826,200,000, respectively)	810,000	810,000,000
Societe Generale SA, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $200,005,500, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 4/15/19 to 8/15/36, aggregate original par and fair value of $226,614,632 and $204,000,000, respectively)	200,000	200,000,000
Societe Generale SA, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $283,007,783, collateralized by various U.S. Treasury obligations, 1.13% to 3.63% due from 7/31/19 to 2/15/44, aggregate original par and fair value of $252,345,100 and $288,660,006, respectively)	283,000	283,000,000
Societe Generale SA, 0.34%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $926,061,219, collateralized by various U.S. Treasury obligations, 0.63% to 3.38% due from 12/15/17 to 8/15/45, aggregate original par and fair value of $857,126,820 and $944,520,000, respectively)	926,000	926,000,000
Total Value of Societe Generale SA (Collateral value of $3,171,180,017)		3,109,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $142,003,905, collateralized by various U.S. Treasury obligations, 0.00% to 6.75% due from 7/31/16 to 8/15/45, aggregate original par and fair value of $131,896,330 and $144,840,021, respectively)	$142,000	$142,000,000
Total Value of TD Securities (USA) LLC (Collateral value of $144,840,021)		142,000,000
Wells Fargo Bank NA, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $145,004,108, collateralized by various U.S. Treasury obligations, 0.88% to 1.50% due from 11/15/17 to 11/30/19, aggregate original par and fair value of $146,454,059 and $147,900,043, respectively) (d)	145,000	145,000,000
Total Value of Wells Fargo Bank NA (Collateral value of $147,900,043)		145,000,000
Wells Fargo Securities, LLC, 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $875,024,792, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 11/15/17 to 2/15/43, aggregate original par and fair value of $849,241,331 and $892,500,042, respectively) (d)	875,000	875,000,000
Total Value of Wells Fargo Securities, LLC (Collateral value of $892,500,042)		875,000,000
Total Repurchase Agreements — 50.9%		22,276,924,125
Total Investments (Cost — $41,901,096,086*) — 95.7%		41,901,096,086
Other Assets Less Liabilities — 4.3%		1,861,213,279

Net Assets — 100.0%		$43,762,309,365

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	5

Schedule of Investments (concluded)	T-Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,901,096,086	—	$41,901,096,086

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $498,392,899 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.11% - 0.28%, 8/04/16	$1,782,049	$1,782,011,029
0.07% - 0.29%, 8/11/16	1,783,000	1,782,863,797
0.21% - 0.46%, 8/25/16	1,625,125	1,624,810,542
0.48%, 9/01/16	70,520	70,490,832
0.51%, 9/15/16	100,000	99,936,250
0.48%, 9/29/16	200,000	199,844,305
0.42%, 11/17/16	11,905	11,890,000
0.43%, 12/08/16	100,000	99,845,917
0.34%, 1/05/17	300,000	299,555,167
0.39%, 1/12/17	165,000	164,707,761
0.43%, 1/19/17	100,000	99,795,750
0.42% - 0.43%, 1/26/17	286,000	285,400,516
0.66%, 3/02/17	45,000	44,824,275
0.62% - 0.66%, 3/30/17	143,055	142,444,841
0.61%, 4/27/17	162,000	161,267,647

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.63% - 4.88%, 8/15/16	$1,795,850	$1,796,899,950
0.50% - 3.00%, 8/31/16	2,104,580	2,107,403,270
0.88%, 9/15/16	286,395	286,591,936
0.50% - 3.00%, 9/30/16	1,692,295	1,696,306,797
0.37%, 10/31/16 (b)	390,907	390,885,734
3.13%, 10/31/16	451,595	454,666,068
4.63%, 11/15/16	88,000	89,048,237
0.88%, 11/30/16	58,000	58,066,231
0.75%, 1/15/17	153,100	153,179,819
0.40%, 1/31/17 (b)	124,700	124,698,228
0.88%, 1/31/17	235,210	235,748,040
0.88%, 2/28/17	186,685	187,121,301
0.75%, 3/15/17	38,000	38,065,037
0.50%, 3/31/17	37,565	37,569,740
0.39%, 4/30/17 (b)	514,988	514,991,924
4.50%, 5/15/17	90,335	93,080,008
0.63%, 5/31/17	26,570	26,554,212
0.63% - 2.50%, 6/30/17	158,855	159,371,757
0.40%, 7/31/17 (b)	233,405	233,333,144
0.49%, 10/31/17 (b)	324,140	323,993,787
0.59%, 1/31/18 (b)	285,765	285,903,298
0.51%, 4/30/18	478,295	478,311,216
0.49%, 7/31/18 (b)	210,075	210,068,957
Total U.S. Treasury Obligations — 92.7%		16,851,547,320
Total Investments (Cost — $16,851,547,320*) — 92.7%		16,851,547,320
Other Assets Less Liabilities — 7.3%		1,325,633,547

Net Assets — 100.0%		$18,177,180,867

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016	1

Schedule of Investments (concluded)	Treasury Trust Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$16,851,547,320	—	$16,851,547,320

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $9,313,077 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	September 21, 2016